Third Quarter Report


November 30, 2001                       Pilgrim Prime
                                        Rate Trust


                              [GRAPHIC OF COLUMNS]


                                                              [LOGO] ING PILGRIM

                            Pilgrim Prime Rate Trust


                              THIRD QUARTER REPORT

                                November 30, 2001

                                   ----------

                                Table of Contents

     Portfolio Managers' Report .......................................   2
     Statistics and Performance .......................................   5
     Performance Footnotes ............................................   7
     Additional Notes and Information .................................   8
     Portfolio of Investments .........................................   9
     Statement of Assets and Liabilities ..............................  28
     Statement of Operations ..........................................  29
     Statements of Changes in Net Assets ..............................  30
     Statement of Cash Flows ..........................................  31
     Financial Highlights .............................................  32
     Notes to Financial Statements ....................................  34

                                   ----------

                            Pilgrim Prime Rate Trust

--------------------------------------------------------------------------------
PORTFOLIO MANAGERS' REPORT
--------------------------------------------------------------------------------

Dear Shareholders:

Pilgrim Prime Rate Trust (the "Trust")1 invests in a diversified portfolio of non-investment grade senior floating rate loans made primarily to U.S. based corporations. During the fiscal quarter ended November 30, 2001, the Trust paid its 163rd consecutive dividend.

PERFORMANCE OF THE TRUST

Based on $0.14 of dividends declared during the period and the average month-end net asset value ("NAV") per share of $7.35, the annualized distribution rate was 7.48%2 for the quarter, down from 8.19% and 9.42% as of August 31, 2001 and May 31, 2001, respectively. As noted in our prior quarterly report, the decline in the annualized distribution rate is consistent with the unprecedented easing on the part of the Federal Reserve in order to stimulate an economy now officially in the midst of the first recession in roughly ten years. Notwithstanding, the Trust's annualized distribution rate based on the Trust's month-end NYSE composite closing price ("Market") for the quarter was 8.23%2, which continues to present an attractive yield advantage over many other variable and fixed income investment products.

The Trust's total return (based on NAV) for the quarter was -3.06%, slightly below the Lipper Loan Participation Fund3 average of -2.13%. In the wake of the tragic events of September 11, the loan market, like virtually all other domestic financial markets, fell precipitously, resulting in the worst September and October on record. Particularly hard hit were indicative prices on credits issued by hotel operators, gaming concerns and other travel-related borrowers. Since that time, hotel operators have generally demonstrated consistent improvement in both average daily rates and occupancies. As a result, underlying loan prices have stabilized. We remain cautious but constructive on the sector, and comfortable with the fundamental credit and/or asset quality of the Trust's holdings in these industries. Nonetheless, over the latter part of the quarter, we were able to reduce overall sector exposure through a combination of selling into enhanced bids and a wave of refinancing activity (at par). As of quarter-end, Lodging accounted for 6.3% of the Trust's total assets, down from 7.0% as of August 31, 2001.

There has also been a degree of movement in the Trust's top ten holdings, which at quarter-end, represented roughly 16.9% of total assets. The most significant increase in exposure was to Charter Communications Operating LLC "Charter", (Ba3/BBB-)4, the third largest cable television operator in the U.S. Charter, which became the Trust's second largest single position as of quarter end (2.3% of total assets), continues to successfully increase both its subscriber base and operating income through a combination of organic growth and acquistion. We were able to increase our position in Charter at compelling valuations. Exposure to Allied Waste Industries (`Ba3/BB'), the Trust's largest holding at the end of last fiscal quarter, was approximately halved during the quarter, as the company took advantage of historically low interest rates to refinance bank debt with public bonds. Nextel Finance Company (Ba2/BB-)4, a wholly owned subsidiary of Nextel Communications, replaced Allied Waste Industries as the Trust's largest holding (3.1% of total assets). Nextel continues to be a bellwether issuer in the loan market and has historically delivered solid operational and financial results, even in the face of an increasingly competitive telecommunications market.

The Trust's overall diversity improved during the quarter. At the end of the period, the Trust had investments from 250 separate borrowers, up from 241 as of August 31, which represented 34 distinct industry classifications. The average investment size was approximatley $6.9 million (0.38% of total assets), versus $7.4 million at then end of the prior quarter.

CURRENT LOAN MARKET CONDITIONS

Unprecedented volatility was introduced into the loan market by way of the September 11th attacks. Significantly, despite declining 1.5% in September alone, the loan market fared much better than equities (the S&P 500 dropped 8.1%) and high yield bonds (the Merrill Lynch High Yield Master Index fell 6.4%)5. Once again, loans lived up to their billing as a less volatile financial asset class, even under extraordinary circumstances. In November, the market rallied as investors searched for value among out-of-favor issues. Sentiment during the last two months of the year was also buoyed by the early success of U.S. war efforts in Afghanistan and the emergence of signs of an economic recovery.

Supply/demand factors continue to play a dominant role when it comes to loan pricing dynamics. New loan issuance fell in the most recent quarter to what appears to be the lowest level since 1991. Scarcity typically leads to stronger bids for seasoned performing credits. Prices for several of the market's bellwether issues improved nicely near year-end as investors, forced to put idle cash to work, chose to purchase proven names. Looking ahead, the forward calendar, while building modestly, is still without meaningful depth and a clear theme. Demand, on the other hand, remains robust, albeit still selective. Given the low interest rate environment and improved prospects for economic growth, we are hopeful merger and acquisition activity, which truly drives new loan issuance, will substantially eclipse the meager levels of 2001.

OUTLOOK

There continues to be substantial uncertainty surrounding the duration and severity of the current economic recession. As we move into the New Year, we feel the long-term prospects for the domestic economy are reasonably good. The Federal Reserve's unquestioned resolve to stimulate the economy will likely revitalize business conditions, and thus financial markets, regardless of whether the federal government is successful in passing a relief package of its own.

An improving economy and the potential for moderately rising short-term interest should provide a strong backdrop for solid performance on the part of loans. By definition, floating rate loans would provide an increasing yield once the Fed reverses course. Conversely, bond prices generally move in the opposite direction of interest rates, regardless of credit quality. Moreover, the difficult credit environment in which we've been operating over the last several quarters appears to be largely factored into loan prices. As such, we believe that the Fund is, at this point in time, reasonably well positioned from a risk/return standpoint.

We thank you for your investment in Pilgrim Prime Rate Trust.


/s/ Jeffrey A. Bakalar                  /s/ Daniel A. Norman


Jeffrey A. Bakalar                      Daniel A. Norman
Senior Vice President                   Senior Vice President
Co-Senior Portfolio Manager             Co-Senior Portfolio Manager


Pilgrim Prime Rate Trust
January 15, 2002

--------------------------------------------------------------------------------
PORTFOLIO MANAGERS' FOOTNOTES
--------------------------------------------------------------------------------

1.   Effective March 1, 2002, this Trust's name will change to ING Prime Rate
     Trust.

2. The distribution rate is calculated by annualizing dividends declared during the quarter and dividing the resulting annualized dividend by the Trust's average month-end net asset value (in the case of NAV) or the average month-end NYSE Composite closing price (in the case of Market). The distribution rate is based solely on the actual dividends and distributions, which are made at the discretion of management. The distribution rate may or may not include all investment income and ordinarily will not include capital gains or losses, if any.

3. The Lipper Loan Participation Fund Average value is calculated using an equally weighted aggregative composite of the top 38, 13, 6 and 5 funds by net asset size for 1, 3, 5 and 10 years, respectively. The index is unmanaged and rebased quarterly. Index performance is a measure of the index's performance change between the first daily value of the quarter and the last day of the quarter when the index is rebased.

4. Credit quality refers to the Fund's underlying investments, not to the stability or safety of the Fund.

5.   Standard & Poor's/LSTA (The Loan Syndications and Trading Association,
     Inc.)

Performance data represents past performance and is no guarantee of future results. Investment return and principal value of an investment in the Trust will fluctuate. Shares, when sold, may be worth more or less than their original cost.

Senior loans are subject to credit risks and the potential for non-payment of scheduled principal or interest payments, which may result in a reduction of the Trust's NAV.

This letter contains statements that may be "forward-looking statements." Actual results could differ materially from those projected in the "forward-looking statements."

The views expressed in this letter reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The portfolio managers' views are subject to change at any time based on market and other conditions.

INDEX DESCRIPTIONS

The S&P 500 Index is a widely recognized index of 500 common stocks.

The Merrill Lynch High Yield Master Index is comprised of 1,300 high yield bonds, intended to be representative of the high yield market as a whole.

                            Pilgrim Prime Rate Trust

--------------------------------------------------------------------------------
STATISTICS AND PERFORMANCE as of November 30, 2001
--------------------------------------------------------------------------------

                            PORTFOLIO CHARACTERISTICS

Net Assets                                                        $1,451,435,147
Assets Invested in Senior Loans*                                  $1,729,087,256
Total Number of Senior Loans                                                 250
Average Amount Outstanding per Loan                               $    6,916,349
Total Number of Industries                                                    34
Average Loan Amount per Industry                                  $   50,855,508
Portfolio Turnover Rate (YTD)                                                45%
Weighted Average Days to Interest Rate Reset                             34 days
Average Loan Maturity                                                  53 months
Average Age of Loans Held in Portfolio                                 15 months

* Includes loans and other debt received through restructurings

                     TOP TEN INDUSTRIES AS A PERCENTAGE OF:

                                                       NET ASSETS   TOTAL ASSETS
                                                       ----------   ------------
Cellular Communications                                    7.9%          6.4%
Lodging                                                    7.8%          6.3%
Healthcare, Education and Childcare                        7.4%          5.9%
Cable Television                                           7.0%          5.6%
Containers, Packaging and Glass                            6.7%          5.4%
Chemicals, Plastics and Rubber                             6.5%          5.2%
Aerospace and Defense                                      5.6%          4.5%
Gaming                                                     4.5%          3.6%
Leisure, Amusement, Motion Pictures and Entertainment      4.3%          3.5%
Printing and Publishing                                    4.3%          3.4%

                     TOP 10 SENIOR LOANS AS A PERCENTAGE OF:

                                                       NET ASSETS   TOTAL ASSETS
                                                       ----------   ------------
Nextel Finance Co.                                         3.8%          3.1%
Charter Communications Operating LLC                       2.8%          2.3%
Allied Waste Industries, Inc.                              2.2%          1.7%
Mandalay Resort Group                                      2.1%          1.7%
Stone Container Corporation                                2.0%          1.6%
Broadwing Corporation                                      1.9%          1.5%
Starwood Hotels & Resorts Worldwide, Inc.                  1.7%          1.4%
Wyndham International, Inc.                                1.5%          1.2%
SC International Services                                  1.4%          1.2%
Ford Motor Credit Corp.                                    1.4%          1.2%

                            Pilgrim Prime Rate Trust

--------------------------------------------------------------------------------
STATISTICS AND PERFORMANCE as of November 30, 2001
--------------------------------------------------------------------------------

                          YIELDS AND DISTRIBUTION RATES

                                                      Average         Average
                              (NAV)       (MKT)      Annualized     Annualized
                    Prime  30-Day SEC  30-Day SEC   Distribution   Distribution
Quarter-ended       Rate     Yield A     Yield A   Rate at NAV B   Rate at MKT B
-------------       ----     -------     -------   -------------   -------------
November 30, 2001   5.00%      8.33%       9.26%       7.48%           8.23%
August 31, 2001     6.50%     10.49%      10.69%       8.19%           8.37%
May 31, 2001        7.00%     11.20%      11.38%       9.42%           9.50%
February 28, 2001   8.50%     12.56%      12.51%      10.29%          10.44%

                          AVERAGE ANNUAL TOTAL RETURNS

                                                           NAV              MKT
                                                          -----            -----
1 Year                                                   -1.66%           -4.20%
3 Years                                                   1.40%           -3.02%
5 Years                                                   4.04%            2.07%
10 Years                                                  5.85%             N/A
Since Trust Inception F,H                                 6.83%             N/A
Since Initial Trading on NYSE G                            N/A             5.21%

Assumes rights were exercised and excludes sales charges and commissions (C,D,E)

Performance data represents past performance and is no guarantee of future results. Investment return and principal value of an investment in the Trust will fluctuate. Shares, when sold, may be worth more or less than their original cost.

                      See performance footnotes on page 7.

                            Pilgrim Prime Rate Trust

--------------------------------------------------------------------------------
PERFORMANCE FOOTNOTES
--------------------------------------------------------------------------------

(A) Yield is calculated by dividing the Trust's net investment income per share for the most recent thirty days by the net asset value (in the case of NAV) or the NYSE Composite closing price (in the case of market) at quarter-end. Yield calculations do not include any commissions or sales charges, and are compounded for six months and annualized for a twelve-month period to derive the Trust's yield consistent with the SEC standardized yield formula for open-end investment companies.

(B) The distribution rate is calculated by annualizing each monthly dividend, then averaging the annualized dividends declared for each month during the quarter and dividing the resulting average annualized dividend amount by the Trust's average net asset value (in the case of NAV) or the NYSE Composite closing price (in the case of Market) at the end of the period.

(C) Calculation of total return assumes a hypothetical initial investment at the net asset value (in the case of NAV) or the NYSE Composite closing price (in the case of Market) on the last business day before the first day of the stated period, with all dividends and distributions reinvested at the actual reinvestment price.

(D) On December 27, 1994, the Trust issued to its shareholders transferable rights which entitled the holders to subscribe for 17,958,766 shares of the Trust's common stock at the rate of one share of common stock for each four rights held. On January 27, 1995, the offering expired and was fully subscribed. The Trust issued 17,958,766 shares of its common stock to exercising rights holders at a subscription price of $8.12. Offering costs of $4,470,955 were charged against the offering proceeds.

(E) On October 18, 1996, the Trust issued to its shareholders non-transferable rights which entitled the holders to subscribe for 18,122,963 shares of the Trust's common stock at the rate of one share of common stock for each five rights held. On November 12, 1996, the offering expired and was fully subscribed. The Trust issued 18,122,963 shares of its common stock to exercising rights holders at a subscription price of $9.09. Offering costs of $6,972,203 were charged against the offering proceeds.

(F)  Inception Date -- May 12, 1988.

(G)  Initial Trading on NYSE -- March 9, 1992.

(H)  Reflects partial waiver of fees.

                            Pilgrim Prime Rate Trust

--------------------------------------------------------------------------------
ADDITIONAL NOTES AND INFORMATION
--------------------------------------------------------------------------------

SHAREHOLDER INVESTMENT PROGRAM

The Trust offers a Shareholder Investment Program (the "Program", formerly known as the Dividend Reinvestment and Cash Purchase Plan) which allows shareholders a simple way to reinvest dividends and capital gains distributions, if any, in additional shares of the Trust. The Program also offers Trust shareholders the ability to make optional cash investments in any amount from $100 to $5,000 on a monthly basis. Amounts in excess of $5,000 require prior approval of the Trust. DST Systems, Inc., the Trust's Transfer Agent, is the Administrator for the Program.

For dividend reinvestment purposes, the Administrator will purchase shares of the Trust on the open market when the market price plus estimated commissions is less than the net asset value on the valuation date. The Trust may issue new shares when the market price plus estimated commissions is equal to or exceeds the net asset value on the valuation date. New shares may be issued at the greater of (i) net asset value or (ii) the market price of the shares during the pricing period, minus a discount of 5%.

For optional cash investments, shares will be purchased on the open market by the Administrator when the market price plus estimated commissions is less than the net asset value on the valuation date. New shares may be issued by the Trust when the market price plus estimated commissions is equal to or exceeds the net asset value on the valuation date.

There is no charge to participate in the Program. Participants may elect to discontinue participation in the Program at any time. Participants will share, on a pro-rata basis, in the fees or expenses of any shares acquired in the open market.

Participation in the Program is not automatic. If you would like to receive more information about the Program or if you desire to participate, please contact your broker or our Shareholder Services Department at (800) 992-0180.

KEY FINANCIAL DATES -- Calendar 2002 Dividends:

     DECLARATION DATE          EX-DATE             PAYABLE DATE
     ----------------          -------             ------------
     January 31                February 7          February 25
     February 28               March 7             March 22
     March 28                  April 8             April 22
     April 30                  May 8               May 22
     May 31                    June 6              June 24
     June 28                   July 8              July 22
     July 31                   August 8            August 22
     August 30                 September 6         September 23
     September 30              October 8           October 22
     October 31                November 7          November 22
     November 29               December 6          December 23
     December 20               December 27         January 13, 2003

     Record date will be two business days after each Ex-Date. These dates are subject to change.

STOCK DATA

The Trust's shares are traded on the New York Stock Exchange (Symbol: PPR). Effective November 16, 1998 the Trust's name changed to Pilgrim Prime Rate Trust and its cusip number became 72146W 10 3. Prior to November 16, 1998 the Trust's name was Pilgrim America Prime Rate Trust and its cusip number was 720906 10 6. The Trust's NAV and market price are published daily under the "Closed-End Funds" feature in Barron's, The New York Times, The Wall Street Journal and many other regional and national publications.

                            Pilgrim Prime Rate Trust

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS as of November 30, 2001 (Unaudited)
--------------------------------------------------------------------------------

Senior Loans*

                                                                 Bank Loan
 Principal                                                        Ratings+
   Amount      Borrower/Tranche Description                   Moody's    S&P        Value
----------------------------------------------------------------------------------------------
Aerospace and Defense: 5.6%

               The Aerostructures Corporation                   NR       BB-
$ 2,329,252    Term Loan, maturing May 9, 2003                                  $    2,253,551
               Alliant Techsystems, Inc.                       Ba2       BB-
  2,985,000    Term Loan, maturing April 20, 2009                                    3,010,187
               Avborne, Inc.                                    NR        NR
 14,546,889    Term Loan, maturing June 30, 2003                                    14,328,686
               DRS Technologies, Inc.                          Ba3       BB-
  2,000,000    Term Loan, maturing September 30, 2008                                2,011,250
               Erickson Air-Crane Company                       NR        NR
  8,552,338    Term Loan, maturing December 31, 2004                                 8,179,564
               New Piper Aircraft, Inc.                         NR        NR
  8,572,813    Term Loan, maturing April 15, 2005                                    8,465,653
               Piedmont Aviation Services                       NR        NR
  6,269,868    Term Loan, maturing July 23, 2006                                     6,207,170
  6,269,868    Term Loan, maturing July 23, 2007                                     6,207,170
               Titan Corporation                               Ba3       BB-
  3,456,140    Term Loan, maturing February 23, 2007                                 3,434,539
  1,000,000    Term Loan, maturing January 31, 2007                                    993,750
               Transdigm, Inc.                                  B1        B+
    559,688    Term Loan, maturing May 31, 2006                                        530,538
  1,430,313    Term Loan, maturing May 31, 2007                                      1,355,818
               Transtar Metals, Inc.                            NR        NR
 14,866,071    Term Loan, maturing January 20, 2006(3)                              13,019,192
               United Defense Industries, Inc.                  B1       BB-
  8,457,500    Term Loan, maturing August 13, 2009                                   8,464,105
               Vought Aircraft Industries, Inc.                Ba3       BB-
  3,083,333    Term Loan, maturing August 14, 2007                                   2,931,094
                                                                                --------------
                                                                                    81,392,267
                                                                                --------------
Automobile: 4.0%

               Breed Technologies                               NR        NR
  1,612,242    Term Loan, maturing December 20, 2004                                 1,380,483
               Capital Tool & Design Ltd.                       NR        NR
  9,216,313    Term Loan, maturing July 19, 2003                                     8,939,824
               Dura Automotive Systems, Inc.                   Ba3       BB-
  3,865,190    Term Loan, maturing March 31, 2006                                    3,805,399
               Exide Corp.                                      B3        B-
  5,229,463    Term Loan, maturing March 18, 2005                                    3,704,201
               Ford Motor Credit Company                        A2       BBB+
 20,000,000    Floating Rate Note, maturing October 25, 2004                        20,181,460
               Hayes Lemmerz International, Inc.               Caa2       B-
  6,483,750    Term loan, maturing December 15, 2005                                 4,992,488
               Metaldyne Corporation                           Ba3       BB-
  3,629,674    Term Loan, maturing June 21, 2009                                     3,003,555
               Safelite Glass Corporation                       B3        NR
  6,076,492    Term Loan, maturing September 30, 2007                                5,727,094
  7,139,673    Term Loan, maturing September 30, 2007                                6,729,142
                                                                                --------------
                                                                                    58,463,646
                                                                                --------------

                            Pilgrim Prime Rate Trust

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS as of November 30, 2001 (Unaudited)
--------------------------------------------------------------------------------

                                                                 Bank Loan
 Principal                                                        Ratings+
   Amount      Borrower/Tranche Description                   Moody's    S&P        Value
----------------------------------------------------------------------------------------------
Banking: 0.8%

               Outsourcing Solutions, Inc.                      B2        B+
$12,262,312    Term Loan, maturing June 1, 2006                                 $   11,495,918
                                                                                --------------
                                                                                    11,495,918
                                                                                --------------
Beverage, Food and Tobacco: 3.7%

               Aurora Foods, Inc.                               B2        B
  4,211,216    Term Loan, maturing June 30, 2005                                     4,044,523
  1,828,571    Revolving Loan, maturing June 30, 2005                                1,670,287
               Commonwealth Brands, Inc.                       Ba3       BB-
  2,437,500    Term Loan, maturing January 20, 2005                                  2,433,693
               Cott Corp.                                      Ba3       BB-
  1,930,000    Term Loan, maturing December 31, 2006                                 1,937,238
               CP Kelco APS                                     B1        B+
  5,232,963    Term Loan, maturing March 28, 2008                                    4,866,656
  1,748,704    Term Loan, maturing September 28, 2008                                1,626,295
               Empire Kosher Poultry, Inc.                      NR        NR
 13,545,000    Term Loan, maturing July 31, 2004(3)                                  8,262,450
               Flower Foods, Inc.                              Ba2       BBB-
  2,493,750    Term Loan, maturing March 26, 2007                                    2,502,478
               Imperial Sugar Company                           NR        NR
  2,526,343    Term Loan, maturing December 31, 2003                                 2,046,338
  2,437,129    Term Loan, maturing December 31, 2005                                 1,974,074
               Interstate Bakeries                             Ba1       BBB-
  2,992,500    Term Loan, maturing July 19, 2007                                     3,002,474
               Mafco Worldwide Corporation                      B1        B
  3,777,778    Term Loan, maturing April 19, 2006                                    3,730,556
               New World Coffee-Manhattan Bagel, Inc.           B3        B-
  4,000,000    Senior Secured Note, maturing June 15, 2003                           3,815,000
               Nutrasweet Acquisition Corporation              Ba3        NR
  1,124,865    Term Loan, maturing May 31, 2007                                      1,122,990
               Pabst Brewing Company                           Caa1      CCC
  3,919,354    Term Loan, maturing April 30, 2003                                    3,292,257
               Suiza Food Dairy Group LP                       Ba2       BB+
  5,157,071    Term Loan, maturing January 4, 2005                                   5,157,071
  1,641,185    Term Loan, maturing January 4, 2005                                   1,635,544
  1,048,535    Revolving Loan, maturing January 4, 2005                              1,042,965
                                                                                --------------
                                                                                    54,162,889
                                                                                --------------
Building and Real Estate: 3.6%

               Corrections Corporation of America               B3        B
  7,030,071    Term Loan, maturing December 31, 2002                                 6,942,195
               HQ Global Workplaces                             NR        NR
  3,865,243    Term Loan, maturing September 4, 2009                                 3,092,194
               Kevco, Inc.(2)                                   NR        D
  1,229,178    Term Loan, maturing February 2, 2005(3)                                 890,602
               National Golf Operating Partnership              NR        NR
  9,800,000    Term Loan, maturing July 22, 2004                                     9,359,000

                            Pilgrim Prime Rate Trust

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS as of November 30, 2001 (Unaudited)
--------------------------------------------------------------------------------

                                                                 Bank Loan
 Principal                                                        Ratings+
   Amount      Borrower/Tranche Description                   Moody's    S&P        Value
----------------------------------------------------------------------------------------------
Building and Real Estate (continued)

               Rodamco North America                           Baa3      BBB-
$ 1,331,974    Term Loan, matruring November 8, 2002                            $    1,318,654
  8,086,938    Term Loan, matruring November 8, 2002                                 7,995,960
               US Aggregates, Inc.                              NR        NR
  5,118,865    Term Loan, maturing March 31, 2006(3)                                 3,967,120
    684,794    Term Loan, maturing September 30, 2001                                  684,794
               Ventas Realty Limited Partnership                NR        NR
    649,407    Term Loan, maturing December 31, 2002                                   643,454
  2,857,237    Term Loan, maturing December 31, 2005                                 2,831,045
 15,073,116    Term Loan, maturing December 31, 2007                                14,966,353
                                                                                --------------
                                                                                    52,691,371
                                                                                --------------
Cable Television: 7.0%

               CC VI Operating Company LLC                     Ba3        BB
  5,000,000    Term Loan, maturing November 1, 2008                                  4,900,000
               CC VIII Operating LLC                           Ba3       BB+
  4,500,000    Term Loan, maturing February 2, 2008                                  4,414,500
               Century Cable Holdings LLC                      Ba3        BB
  8,000,000    Term Loan, maturing June 30, 2009                                     7,883,216
  5,000,000    Term Loan, maturing December 31, 2009                                 4,930,625
               Charter Communications Operating LLC            Ba3        BB
 18,500,000    Term Loan, maturing March 17, 2008                                   18,147,353
 23,056,250    Term Loan, maturing March 18, 2008                                   22,597,177
               Insight Midwest LP                              Ba3       BB+
 14,500,000    Term Loan, maturing December 31, 2009                                14,478,250
               Lodgenet Entertainment                          Ba3        B+
  1,000,000    Term Loan, maturing June 30, 2006                                       962,500
               Mediacom Communications                         Ba3       BB+
 13,500,000    Term Loan, maturing September 30, 2010                               13,432,500
               Olympus Cable Holdings, LLC                     Ba3        BB
 10,000,000    Term Loan, maturing Septermber 30, 2010                               9,848,210
                                                                                --------------
                                                                                   101,594,331
                                                                                --------------
Cargo Transport: 3.2%

               American Commercial Lines                        B1       BB-
  1,459,161    Term Loan, maturing June 30, 2006                                     1,304,125
  2,092,959    Term Loan, maturing June 30, 2007                                     1,870,582
               Evergreen International Aviation, Inc.          Ba2        B+
    197,898    Term Loan, maturing May 31, 2002                                        180,087
  2,249,114    Term Loan, maturing May 7, 2003                                       2,046,694
    346,546    Term Loan, maturing May 7, 2003                                         315,357
               Gemini Air Cargo, Inc.                           B1        B-
  4,043,330    Term Loan, maturing August 12, 2005                                   2,577,623
               Interpool Acquisitions LLC                      Ba1       BBB
 15,820,066    Term Loan, maturing October 20, 2002                                 15,839,841
               Neoplan USA Corporation                          NR        NR
  9,665,705    Term Loan, maturing May 29, 2005                                      9,665,705
               Omnitrax, Inc.                                   NR        NR
  4,843,219    Term Loan, maturing May 12, 2005                                      4,831,111

                            Pilgrim Prime Rate Trust

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS as of November 30, 2001 (Unaudited)
--------------------------------------------------------------------------------

                                                                 Bank Loan
 Principal                                                        Ratings+
   Amount      Borrower/Tranche Description                   Moody's    S&P        Value
----------------------------------------------------------------------------------------------
Cargo Transport (continued)

               Oshkosh Truck Corporation                       Ba1       BB+
$ 2,992,500    Term Loan, maturing January 31, 2007                             $    3,006,215
               Rail America, Inc.                              Ba3       BB-
  1,248,241    Term Loan, maturing December 31, 2005                                 1,231,858
    456,001    Term Loan, maturing December 31, 2006                                   457,854
    188,523    Revolving Loan, maturing December 31, 2005                              184,988
               Transportation Manufacturing Operations          B2        B
  3,000,000    Term Loan, maturing June 16, 2006                                     2,302,500
                                                                                --------------
                                                                                    45,814,540
                                                                                --------------
Cellular Communications: 7.9%

               Airgate PCS, Inc.                                B2        B-
    967,427    Term Loan, maturing June 6, 2007                                        950,497
  5,861,889    Term Loan, maturing September 30, 2008                                5,759,306
               American Cellular Corp.                         Ba3       BB-
  3,190,338    Term loan, maturing March 31, 2008                                    3,136,137
  5,565,101    Term loan, maturing March 31, 2009                                    5,470,555
               Independent Wireless One Corporation             B2        B-
 10,000,000    Term Loan, maturing June 20, 2008                                     9,650,487
               Nextel Communications, Inc.                     Ba2       BB-
  6,611,043    Term Loan, maturing March 15, 2006                                    6,594,515
               Nextel Finance Co.                              Ba2       BB-
 50,500,000    Term Loan, maturing March 31, 2009                                   46,207,500
  4,750,000    Term Loan, maturing December 31, 2008                                 4,441,250
  4,750,000    Term Loan, maturing June 30, 2008                                     4,441,250
               Rural Cellular Corporation                       B1        B+
  5,923,721    Term Loan, maturing October 3, 2008                                   5,742,307
  5,923,721    Term Loan, maturing April 3, 2009                                     5,742,307
               Western Wireless Corp.                          Ba2        BB
  8,000,000    Term Loan, maturing March 31, 2008                                    7,806,664
  8,000,000    Term Loan, maturing September 30, 2008                                7,881,664
  1,600,000    Revolving Loan, maturing March 31, 2008                               1,564,000
                                                                                --------------
                                                                                   115,388,439
                                                                                --------------
Chemicals, Plastics and Rubber: 6.5%

               Acadia Elasotmers Corporation                    NR        NR
  9,489,051    Term Loan, maturing February 17, 2004                                 8,789,755
               Cedar Chemical Corporation                       NR        NR
 10,943,864    Term Loan, maturing October 30, 2003                                  5,471,932
               Equistar Chemicals LP                           Baa3      BBB
  5,000,000    Term Loan, maturing September 1, 2007                                 4,983,750
               Euro United Corporation(4)                       NR        NR
 14,887,500    Term Loan, maturing May 31, 2001(3)                                   7,443,750
               Foam Fabricators, Inc.                           NR        NR
  4,201,680    Term Loan, maturing March 5, 2005                                     4,191,176
               Foamex L.P.                                      B3        B
  3,271,643    Term Loan, maturing June 30, 2005                                     2,977,195
  2,974,231    Term Loan, maturing June 30, 2006                                     2,706,550
               GEO Specialty Chemicals                          B1        B+
  3,000,000    Term Loan, maturing March 25, 2004                                    2,850,000

                            Pilgrim Prime Rate Trust

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS as of November 30, 2001 (Unaudited)
--------------------------------------------------------------------------------

                                                                 Bank Loan
 Principal                                                        Ratings+
   Amount      Borrower/Tranche Description                   Moody's    S&P        Value
----------------------------------------------------------------------------------------------
Chemicals, Plastics and Rubber (continued)

               Hercules, Inc.                                  Ba1        BB
$14,887,293    Term Loan, maturing November 15, 2005                            $   14,591,219
  1,985,000    Term Loan, maturing October 15, 2003                                  1,943,646
               Huntsman Corporation                            Caa2      CCC+
  5,099,524    Revolving Loan, maturing February 7, 2003                             3,059,714
    260,155    Term Loan, maturing December 31, 2002                                   156,093
  7,000,000    Term Loan, maturing December 31, 2005                                 4,200,000
               Huntsman International LLC                      Ba3        B+
  1,612,264    Term Loan, maturing June 30, 2005                                     1,518,216
  3,158,023    Term Loan, maturing June 30, 2007                                     3,063,282
  3,158,023    Term Loan, maturing June 30, 2008                                     3,063,282
               Lyondell Chemical Company                       Ba3        BB
    461,937    Term Loan, maturing June 30, 2005                                       460,047
 10,978,261    Term Loan, maturing June 30, 2006                                    11,005,707
               Millennium America, Inc.                        Baa3      BBB-
  2,000,000    Term Loan, maturing June 8, 2008                                      1,981,666
               Noveon, Inc.                                     B1       BB-
  7,711,250    Term Loan, maturing August 28, 2008                                   7,629,318
               OM Group, Inc.                                  Ba3        BB
  2,000,000    Term Loan, maturing April 1, 2007                                     1,993,250
                                                                                --------------
                                                                                    94,079,548
                                                                                --------------
Containers, Packaging and Glass: 6.7%

               Blue Ridge Paper Products, Inc.                  B2        B+
  8,795,428    Term Loan, maturing May 14, 2006                                      8,795,428
               Eastern Pulp & Paper Corporation(2)              NR        NR
 14,995,552    Term Loan, maturing August 31, 2004                                  12,983,258
    153,800    Term Loan, maturing December 31, 2004                                   153,542
               Greif Bros. Corp.                               Ba3        BB
  2,630,518    Term Loan, maturing April 3, 2002                                     2,620,106
  2,352,187    Term Loan, maturing March 1, 2008                                     2,349,835
               Impaxx, Inc.                                     NR        NR
  4,825,000    Term Loan, maturing December 31, 2005                                 4,807,442
               Jefferson Smurfit                               Ba3        B+
  3,000,000    Term Loan, maturing March 27, 2007                                    2,988,750
               Nexpak Corporation                               B1        B+
  2,301,288    Term Loan, maturing December 31, 2005                                 1,783,498
  2,301,288    Term Loan, maturing December 31, 2006                                 1,783,498
               Norske Skog Canada Ltd.                         Ba1       BB+
    997,500    Term Loan, maturing August 14, 2007                                     999,994
               Packaging Corporation of America                Baa3      BBB-
  1,700,669    Term Loan, maturing June 29, 2006                                     1,697,834
               Pliant Corporation                               B2        B+
  2,946,429    Term Loan, maturing May 15, 2008                                      2,832,254
               Potlatch Corporation                            Baa2      BBB-
  2,992,500    Term Loan, maturing July 9, 2005                                      3,002,474
               Riverwood International Corp.                    B1        B+
 17,000,000    Term Loan, maturing December 31, 2006                                17,049,589
    953,333    Revolving Loan, maturing December 31, 2006                              930,692

                            Pilgrim Prime Rate Trust

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS as of November 30, 2001 (Unaudited)
--------------------------------------------------------------------------------

                                                                 Bank Loan
 Principal                                                        Ratings+
   Amount      Borrower/Tranche Description                   Moody's    S&P        Value
----------------------------------------------------------------------------------------------
Containers, Packaging and Glass (continued)

               Stone Container Corporation                     Ba3        B+
$12,671,148    Term Loan, maturing December 31, 2005                            $   12,632,869
 17,068,574    Term Loan, maturing December 31, 2006                                16,959,762
               Tekni-Plex, Inc.                                 B1        B+
  2,962,500    Term Loan, maturing June 21, 2006                                     2,848,938
                                                                                --------------
                                                                                    97,219,763
                                                                                --------------
Data and Internet Services: 1.7%

               Arch Communications, Inc.                       Caa1       CC
  8,814,739    Term Loan, maturing December 31, 2004(3)                              1,498,506
               ICG Communictions, Inc.                         Caa3       D
  6,995,226    Term Loan, maturing March 31, 2006                                    6,820,345
               McLeod USA Corp.                                 B2        B
 11,195,000    Term Loan, maturing May 30, 2008                                      7,658,022
               Teletouch Communications                         NR        NR
  9,896,064    Term Loan, maturing November 30, 2004(3)                              4,651,150
               Teligent, Inc.(2)                                NR        NR
  5,000,000    Term Loan, maturing July 1, 2002(3)                                     170,835
               TSR Wireless LLC(1)                              NR        NR
 11,970,000    Term Loan, maturing June 30, 2005(3)                                    718,200
               360 Networks, Inc.(2)                           Caa3       D
  5,000,000    Term Loan, maturing September 30, 2007(3)                             1,150,000
  7,500,000    Term Loan, maturing December 31, 2007(3)                              1,734,375
                                                                                --------------
                                                                                    24,401,433
                                                                                --------------
Diversified / Conglomerate Manufacturing: 2.6%

               Allied Digital Technologies Corporation(2)       NR        NR
  8,498,223    Term Loan, maturing December 31, 2005(3)                                709,733
               Barjan Products LLC                              NR        NR
  4,875,750    Term Loan, maturing May 31, 2006                                      4,656,341
               Dresser, Inc.                                   Ba3       BB-
  5,972,500    Term Loan, maturing April 10, 2009                                    6,020,280
               General Cable Corporation                       Ba3       BB+
  3,725,589    Term Loan, maturing May 24, 2007                                      3,595,193
               Manitowoc Company, Inc.                         Ba2        BB
  1,995,000    Term Loan, maturing May 9, 2007                                       2,007,718
               Mueller Group, Inc.                              B1        B+
  3,000,000    Term Loan, maturing August 16, 2007                                   2,940,000
               SPX Corporation                                 Ba2       BB+
  4,962,520    Term Loan, maturing December 31, 2007                                 4,943,290
  7,447,619    Term Loan, maturing September 30, 2004                                7,363,833
               United Pet Group, Inc.                           NR        NR
  6,230,331    Term Loan, maturing March 31, 2006                                    6,225,978
                                                                                --------------
                                                                                    38,462,366
                                                                                --------------

                            Pilgrim Prime Rate Trust

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS as of November 30, 2001 (Unaudited)
--------------------------------------------------------------------------------

                                                                 Bank Loan
 Principal                                                        Ratings+
   Amount      Borrower/Tranche Description                   Moody's    S&P        Value
----------------------------------------------------------------------------------------------
Diversified / Conglomerate Service: 1.9%

               Enterprise Profit Solutions Corporation          NR        NR
$ 1,548,033    Term Loan, maturing June 14, 2001(3)                             $       30,961
               Mafco Finance Corporation                        NR        NR
 10,894,218    Term Loan, maturing June 20, 2002                                    10,723,996
               Private Business                                 NR        NR
  3,968,167    Term Loan, maturing August 19, 2006                                   3,928,485
               URS Corporation                                 Ba3        BB
 10,780,855    Term Loan, maturing June 9, 2005                                     10,511,334
  1,221,875    Term Loan, maturing June 9, 2006                                      1,206,602
  1,221,875    Term Loan, maturing June 9, 2007                                      1,206,602
                                                                                --------------
                                                                                    27,607,980
                                                                                --------------
Ecological: 3.0%

               Allied Waste Industries, Inc. NA                Ba3        BB
  4,132,529    Term Loan, maturing July 12, 2005                                     4,036,596
 12,565,881    Term Loan, maturing July 12, 2006                                    12,451,770
 15,079,057    Term Loan, maturing July 12, 2007                                    14,942,124
               American Ref-Fuel Company LLC                   Baa2      BBB
  4,000,000    Term Loan, maturing April 30, 2005                                    3,970,000
               Rumpke Consolidated Company                      NR        NR
  7,600,000    Term Loan, maturing September 26, 2002                                7,563,900
                                                                                --------------
                                                                                    42,964,390
                                                                                --------------
Electronics: 2.7%

               Acterna LLC                                     Ba3        B
 11,229,412    Term Loan, maturing September 30, 2007                                8,702,794
               Decision One Corporation                        Caa3       NR
 11,037,214    Term Loan, maturing April 18, 2005                                    8,553,841
  2,188,647    Term Loan, maturing April 18, 2005                                    1,696,201
               Electro Mechanical Solutions(2)                  B1        B+
  4,248,085    Term Loan, maturing June 30, 2004(3)                                  1,699,234
               Insilco Technologies, Inc.                       B2        B
  4,950,005    Term Loan, maturing August 25, 2007                                   2,970,003
               Intri-Plex Technologies, Inc.                    NR        NR
  5,347,826    Term Loan, maturing September 30, 2002                                2,673,913
               Knowles Electronics, Inc.                        B1        B+
  3,430,132    Term Loan, maturing June 29, 2007                                     3,172,872
               ON Semiconductor Corporation                     B1        B+
  1,303,107    Term Loan, maturing August 4, 2006                                    1,000,678
  1,403,538    Term Loan, maturing August 4, 2007                                    1,077,801
               Sarcom, Inc.                                     NR        NR
  8,993,645    Term Loan, maturing November 20, 2002(3)                              7,374,789
                                                                                --------------
                                                                                    38,922,126
                                                                                --------------
Finance: 3.1%

               Alliance Data Systems Corporation                B1        B+
 14,100,000    Term Loan, maturing July 25, 2005                                    13,869,718
    725,446    Term Loan, maturing July 25, 2003                                       706,103

                            Pilgrim Prime Rate Trust

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS as of November 30, 2001 (Unaudited)
--------------------------------------------------------------------------------

                                                                 Bank Loan
 Principal                                                        Ratings+
   Amount      Borrower/Tranche Description                   Moody's    S&P        Value
----------------------------------------------------------------------------------------------
Finance (continued)

               Anthony Crane Rental L.P.                        B2        B+
$14,662,500    Term Loan, maturing July 20, 2006                                $   11,839,969
               Bridge Information Systems(2)                    NR        NR
  5,843,952    Term Loan, maturing May 29, 2005(3)                                   3,287,223
  2,693,225    Term Loan, maturing April 1, 2001(3)                                  2,127,648
  1,365,577    Term Loan, maturing April 1, 2001(3)                                  1,078,806
               Rent-A-Center, Inc.                             Ba2       BB-
  3,879,463    Term Loan, maturing January 31, 2006                                  3,822,485
  5,009,109    Term Loan, maturing January 31, 2007                                  4,941,802
  1,882,666    Term Loan, maturing December 31, 2007                                 1,870,899
               Value Asset Management, Inc.                     B1        NR
  2,166,667    Term Loan, maturing April 28, 2003                                    2,150,417
                                                                                --------------
                                                                                    45,695,070
                                                                                --------------
Gaming: 4.5%

               Aladdin Gaming LLC(2)                           Caa1      CCC-
  2,968,421    Term Loan, maturing August 26, 2006(3)                                2,178,079
  4,455,000    Term Loan, maturing February 26, 2008(3)                              3,268,856
               Alliance Gaming Corporation                      B1        B+
  5,000,000    Term Loan, maturing December 31, 2006                                 4,978,125
               Ameristar Casinos, Inc.                         Ba3        B+
  2,261,021    Term Loan, maturing December 21, 2006                                 2,263,847
  1,938,018    Term Loan, maturing December 21, 2007                                 1,940,441
               Argosy Gaming                                   Ba2        BB
  4,488,750    Term Loan, maturing July 31, 2007                                     4,512,599
               Mandalay Resort Group                           Ba1       BB+
 17,000,000    Term Loan, maturing July 26, 2006                                    16,915,000
 13,000,000    Term Loan, maturing August 22, 2006                                  12,975,625
               Penn National Gaming, Inc.                      Ba3        B+
  4,937,500    Term Loan, matuing August 8, 2006                                     4,931,328
               Resort at Summerlin, Inc.(2)                     NR        NR
  3,950,667    Revolving Loan (DIP), maturing
               September 30, 2001                                                    3,950,667
               Scientific Games Corporation                     B1        B+
  4,950,000    Term Loan, maturing August 23, 2007                                   4,925,250
               Station Casinos, Inc.                           Ba1       BB+
  2,363,756    Revolving Loan, maturing September 30, 2003                           2,304,662
                                                                                --------------
                                                                                    65,144,479
                                                                                --------------
Grocery: 0.3%

               Grand Union Capital Corporation(2)               NR        NR
  1,008,393    Term Loan, maturing August 17, 2003(3)                                   15,126
               Winn-Dixie Stores, Inc.                         Baa3      BBB
  3,980,000    Term Loan, maturing March 29, 2007                                    3,980,828
                                                                                --------------
                                                                                     3,995,954
                                                                                --------------

                            Pilgrim Prime Rate Trust

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS as of November 30, 2001 (Unaudited)
--------------------------------------------------------------------------------

                                                                 Bank Loan
 Principal                                                        Ratings+
   Amount      Borrower/Tranche Description                   Moody's    S&P        Value
----------------------------------------------------------------------------------------------
Healthcare, Education and Childcare: 7.4%

               Advance PCS                                     Ba3        BB
$ 2,227,294    Term Loan, maturing October 2, 2007                              $    2,232,862

               Alliance Imaging, Inc.                           B1        B+
  1,419,847    Term Loan, October 2, 2006                                            1,395,000
  1,302,985    Term Loan, October 2, 2007                                            1,308,279
  4,623,838    Term Loan, October 2, 2008                                            4,642,625

               Alpharma, Inc.                                   B1       BB-
  4,000,000    Term Loan, maturing October 5, 2008                                   3,955,000

               Apria Healthcare                                Ba1       BBB-
  5,000,000    Term Loan, maturing August 28, 2007                                   4,995,835

               Caremark, RX                                    Ba3        BB
  2,985,000    Term Loan, maturing March 15, 2006                                    3,011,740

               Community Health Systems, Inc.                  Ba3        B+
  2,125,428    Term Loan, maturing December 31, 2003                                 2,132,567
  2,125,428    Term Loan, maturing December 31, 2004                                 2,133,564
  1,306,644    Term Loan, maturing December 31, 2005                                 1,313,688

               Concentra Operating Corporation                  B1        B+
  3,258,333    Term Loan, maturing June 30, 2006                                     3,255,280
  1,629,167    Term Loan, maturing June 30, 2007                                     1,627,640

               Covenant Care California                         NR        NR
  5,900,656    Term Loan, maturing June 30, 2003                                     5,797,395

               Express Scripts, Inc.                           Ba2       BB+
  2,164,404    Term Loan, maturing March 31, 2005                                    2,150,876

               Fountain View, Inc.(2)                           B2        CC
 12,352,941    Term Loan, maturing March 31, 2004                                   11,669,402

               Genesis Health Ventures, Inc.                   Ba3       BB-
  2,260,274    Term Loan, maturing September 30, 2004                                2,265,925
    217,466    Term Loan, maturing March 28, 2007                                      218,009
  1,555,582    Floating Rate Note, maturing April 2, 2007                            1,555,582

               HCA-The Healthcare Company                      Ba1       BB+
 10,285,714    Term Loan, maturing May 30, 2006                                     10,160,362

               Healthcare Direct, Inc.                          NR        NR
  1,865,109    Term Loan, maturing August 1, 2004                                    1,830,201
  3,966,750    Term Loan, maturing August 1, 2006                                    3,915,956

               Kinetic Concepts, Inc.                          Ba3        B
  3,990,000    Term Loan, maturing March 31, 2006                                    3,993,743

               Magellan Health Services, Inc.                   B1        B+
  1,991,697    Term Loan, maturing February 28, 2005                                 1,992,195
  1,991,697    Term Loan, maturing February 28, 2006                                 1,992,195

               Medpointe, Inc.                                  B1        B+
  3,000,000    Term Loan, maturing September 28, 2008                                2,985,000

               Paragon Health Network, Inc.(2)                  NR        NR
  4,433,302    Term Loan, maturing April 30, 2005(3)                                 3,067,845
  3,630,168    Term Loan, maturing March 31, 2006(3)                                 2,512,076

               Stryker Corporation                             Baa2      BBB+
 627,315.08    Term Loan, maturing December 4, 2005                                    628,981

               Sybron Dental Specialties, Inc.                 Ba3       BB-
  1,236,824    Term Loan, maturing December 1, 2007                                  1,239,916
  1,240,625    Term Loan, maturing December 1, 2007                                  1,243,727

                            Pilgrim Prime Rate Trust

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS as of November 30, 2001 (Unaudited)
--------------------------------------------------------------------------------

                                                                 Bank Loan
 Principal                                                        Ratings+
   Amount      Borrower/Tranche Description                   Moody's    S&P        Value
----------------------------------------------------------------------------------------------
Healthcare, Education and Childcare (continued)

               The Brown Schools (Healthcare America)           NR        NR
$11,453,904    Term Loan, maturing June 30, 2003                                $   10,969,476
               Triad Hospitals, Inc.                           Ba3        B+
  2,000,000    Term Loan, maturing October 27, 2008                                  2,017,876
               Veterinary Centers of America                    B1        B+
  1,495,268    Term Loan, maturing September 30, 2008                                1,490,595
               Vision Twenty-One                                NR        NR
  2,898,018    Term Loan, maturing October 31, 2002                                  1,449,009
                                                                                --------------
                                                                                   107,150,422
                                                                                --------------
 Home and Office Furnishings, Housewares, and Durable Consumer Products: 2.3%

               American Blind & Wallpaper Factory, Inc.         NR        NR
    722,983    Term Loan, maturing December 29, 2005                                   722,983
               Buhrmann NV                                     Ba3       BB-
  3,344,968    Term Loan, maturing October 26, 2005                                  3,208,383
  4,274,565    Term Loan, maturing October 26, 2007                                  4,078,204
               Desa International, Inc.                         B2        B-
  7,261,218    Term Loan, maturing November 26, 2004                                 5,518,526
               Holmes Products Corporation                      B2        B
  3,847,412    Term Loan, maturing February 15, 2007                                 2,645,096
               Icon Health & Fitness, Inc.                      NR        NR
  3,000,000    Term Loan, maturing August 31, 2004                                   2,973,750
  4,862,500    Term Loan, maturing November 29, 2004                                 4,838,188
  5,435,002    Term Loan, maturing March 1, 2005                                     5,353,477
               Identity Group, Inc.                             B2        B+
  4,525,000    Term Loan, maturing May 7, 2007                                       3,669,021
               Imperial Home Decor Group, Inc.                  NR        NR
    833,725    Term Loan, maturing April 4, 2006                                       758,689
                                                                                --------------
                                                                                    33,766,317
                                                                                --------------
Insurance: 0.9%

               USI Holdings Corporation                         B1        B+
  9,200,000    Term Loan, maturing September 17, 2004                                9,154,000
               White Mountains                                 Baa2      BBB+
  4,500,000    Term Loan, maturing March 31, 2007                                    4,491,563
                                                                                --------------
                                                                                    13,645,563
                                                                                --------------
Leisure, Amusement, Motion Pictures and Entertainment: 4.3%

               Amfac Parks & Resorts, Inc.                      NR        NR
  3,551,476    Term Loan, maturing September 4, 2004                                 3,396,099
  3,551,476    Term Loan, maturing September 30, 2004                                3,396,099
               Edwards Megaplex Holdings, Inc.                  NR        NR
  3,342,175    Term Loan, maturing December 26, 2005                                 3,258,621
               Fitness Holdings Worldwide, Inc.                 B1        B
  9,305,375    Term Loan, maturing November 1, 2006                                  8,343,823
  8,319,375    Term Loan, maturing November 1, 2007                                  7,459,709

                            Pilgrim Prime Rate Trust

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS as of November 30, 2001 (Unaudited)
--------------------------------------------------------------------------------

                                                                 Bank Loan
 Principal                                                        Ratings+
   Amount      Borrower/Tranche Description                   Moody's    S&P        Value
----------------------------------------------------------------------------------------------
Leisure, Amusement, Motion Pictures and Entertainment (continued)

               Metro-Goldwyn-Mayer                             Ba3       BB-
$ 8,181,250    Term Loan, maturing March 31, 2005                               $    8,051,716
  7,481,250    Term Loan, maturing March 31, 2006                                    7,406,438
               Panavision, Inc.                                 B2        B+
 14,112,162    Term Loan, maturing March 10, 2005                                   12,395,636
               Premier Parks, Inc.                             Ba2       BB-
  3,000,000    Term Loan, maturing November 5, 2004                                  3,003,375
               United Artists Theatre Company                   B3        B-
  6,379,557    Term Loan, maturing January 24, 2005                                  6,182,856
                                                                                --------------
                                                                                    62,894,372
                                                                                --------------
Lodging: 7.8%

               Extended Stay America, Inc.                     Ba3       BB-
 17,000,000    Term Loan, maturing July 30, 2007                                    16,881,000
               Host Marriot Corporation                        Ba2        BB
  4,709,677    Term loan, maturing August 5, 2003                                    4,639,032
               KSL Recreation Group, Inc.                      Ba3        B+
  1,529,544    Term Loan, maturing April 30, 2005                                    1,483,658
  1,529,544    Term Loan, maturing April 30, 2006                                    1,486,207
  9,166,667    Term Loan, maturing December 21, 2006                                 8,938,930
               Lodgian Financing Corporation                    Ca        CC
 17,071,616    Term Loan, maturing September 15, 2006                               14,638,911
               Meristar Hospitality Corporation                Ba3       BB-
  8,193,477    Term Loan, maturing July 31, 2003                                     7,770,145
               Meristar Investment Partners, L.P.              Ba3        B+
  2,500,000    Term Loan, maturing March 31, 2002                                    2,375,000
  7,226,633    Term Loan, maturing March 31, 2004                                    6,865,301
               Starwood Hotels & Resorts
               Worldwide, Inc.                                 Ba1       BBB-
 20,000,000    Term Loan, maturing February 23, 2003                                19,775,000
  5,750,000    Term Loan, maturing February 23, 2003                                 5,702,563
               Wyndham International, Inc.                      B1        B+
  7,728,891    Term Loan, maturing June 30, 2004                                     6,178,282
 19,909,292    Term Loan, maturing June 30, 2006                                    16,226,073
                                                                                --------------
                                                                                   112,960,102
                                                                                --------------
Machinery: 0.9%

               Alliance Laundry Systems LLC                     B1        B
 10,454,949    Term Loan, maturing May 1, 2005                                       9,461,729
               Morris Material Handling, Inc.                   NR        NR
    264,491    Term Loan, maturing September 28, 2004                                  251,266
               Vutek, Inc.                                      B1        NR
    603,651    Term Loan, maturing December 30, 2007                                   601,388
  1,394,108    Term Loan, maturing December 30, 2007                                 1,380,167
  1,756,895    Term Loan, maturing December 30, 2007                                 1,739,326
                                                                                --------------
                                                                                    13,433,876
                                                                                --------------
Mining, Steel, Iron and Non-Precious Metals: 0.1%

               National Refractories Co.                        NR        NR
  1,250,000    Term Loan, maturing March 31, 2002(3)                                 1,220,166
                                                                                --------------
                                                                                     1,220,166
                                                                                --------------

                            Pilgrim Prime Rate Trust

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS as of November 30, 2001 (Unaudited)
--------------------------------------------------------------------------------

                                                                 Bank Loan
 Principal                                                        Ratings+
   Amount      Borrower/Tranche Description                   Moody's    S&P        Value
----------------------------------------------------------------------------------------------
Oil and Gas: 1.5%

               Key Energy Group, Inc.                          Ba2       BB-
$ 5,350,000    Revolving Loan, maturing October 26, 2003                        $    5,162,750
               Plains Resources, Inc.                          Ba1        BB
  3,500,000    Term Loan, maturing May 1, 2006                                       3,503,283
               PMC Company                                     Ba1        BB
  3,000,000    Term Loan, maturing May 1, 2006                                       3,015,000
               Tesoro Petroleum Corp.                          Ba2       BBB-
  6,000,000    Term Loan, maturing December 31, 2007                                 6,006,000
               W-H Energy Services                              B1        B
  3,482,500    Term Loan, maturing April 16, 2007                                    3,473,794
                                                                                --------------
                                                                                    21,160,827
                                                                                --------------
Other Telecommunications: 2.6%

               Broadwing Corporation                           Ba1       BB+
 17,500,000    Term Loan, maturing November 9, 2004                                 16,351,562
 10,000,000    Term Loan, maturing January 31, 2006                                  9,492,860
  1,000,000    Term Loan, maturing June 29, 2007                                       951,667
               Infonet Services Corporation                    Ba3        BB
  4,937,500    Term Loan, maturing June 30, 2006                                     4,931,328
               Pacific Coin                                     NR        NR
  3,983,915    Term Loan, maturing October 31, 2007                                  3,904,237
  2,892,734    Term Loan, maturing December 31, 2007(3)                              1,735,640
                                                                                --------------
                                                                                    37,367,294
                                                                                --------------
Personal and Nondurable Consumer Products: 2.7%

               AM Cosmetics Corp.                               NR        NR
  1,305,151    Term Loan, maturing June 30, 2003(3)                                  1,109,378
  2,292,689    Revolving Loan, maturing May 30, 2004(3)                              1,948,786
  2,610,303    Term Loan, maturing December 31, 2004(3)                              2,218,758
               Amscan Holdings, Inc.                            B1        B+
  9,594,015    Term Loan, maturing December 31, 2004                                 8,826,494
               Armkel LLC                                      Ba3        B+
  2,000,000    Term Loan, maturing March 27, 2009                                    2,008,334
               Centis, Inc.                                     NR        NR
  3,900,000    Term Loan, maturing September 30, 2005(3)                             1,950,000
  3,421,250    Term Loan, maturing September 30, 2006(3)                             1,710,625
               Church & Dwight Co.                             Ba2        BB
  2,000,000    Term Loan, maturing September 15, 2007                                2,010,000
               Jostens, Inc.                                    B1       BB-
  3,868,689    Term Loan, maturing May 31, 2006                                      3,778,421
  1,473,381    Term Loan, maturing May 31, 2008                                      1,460,753
               Norwood Promotional Products, Inc.               B2        NR
  4,983,547    Term Loan, maturing May 12, 2006(3)                                   3,563,236
  4,456,877    Term Loan, maturing November 30, 2006(3)                              3,186,667
               Paint Sundry Brands LLC                          B1        B+
    977,360    Term Loan, maturing August 11, 2005                                     913,832
    957,213    Term Loan, maturing August 11, 2006                                     918,924
               Playtex Products, Inc.                          Ba2       BB-
  2,495,625    Term Loan, maturing May 23, 2009                                      2,513,953
               U.S. Office Products Company(2)                  NR        NR
  3,531,068    Term Loan, maturing June 9, 2006(3)                                     157,974
                                                                                --------------
                                                                                    38,276,135
                                                                                --------------

                            Pilgrim Prime Rate Trust

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS as of November 30, 2001 (Unaudited)
--------------------------------------------------------------------------------

                                                                 Bank Loan
 Principal                                                        Ratings+
   Amount      Borrower/Tranche Description                   Moody's    S&P        Value
----------------------------------------------------------------------------------------------
Personal, Food & Miscellaneous: 2.9%

               Coinmach Laundry Corporation                     B1       BB-
$ 5,599,549    Revolving Loan, maturing May 5, 2005                             $    5,515,555
  4,284,227    Term Loan, maturing June 30, 2005                                     4,275,526
               Otis Spunkmaeyer, Inc.                           NR        NR
  4,405,723    Term Loan, maturing December 31, 2005                                 4,141,380
               Papa Gino's, Inc.                                NR        NR
  2,250,000    Term Loan, maturing August 31, 2004                                   2,209,437
  5,250,000    Term Loan, maturing August 31, 2004                                   5,193,376
               SC International Services                       Baa1      BBB-
    582,569    Term Loan, maturing March 1, 2007                                       473,337
 24,804,543    Term Loan, maturing March 1, 2007                                    20,156,816
                                                                                --------------
                                                                                    41,965,427
                                                                                --------------
Printing and Publishing: 4.3%

               Adams Outdoor Advertising Ltd.                   B1        B+
  2,000,000    Term Loan, maturing February 8, 2008                                  2,005,000
               Advanstar Communications, Inc.                   B1        B+
 14,056,000    Term Loan, maturing April 11, 2007                                   12,525,260
  3,782,857    Term Loan, maturing October 11, 2007                                  3,355,708
               Canwest Media, Inc.                             Ba3       BB-
  4,265,264    Term Loan, maturing May 15, 2008                                      4,258,866
  4,568,118    Term Loan, maturing May 15, 2009                                      4,561,266
               Lamar Advertising Company                       Ba2       BB-
  2,250,000    Revolving Loan, maturing March 1, 2006                                2,209,219
  6,115,625    Term Loan, maturing March 1, 2006                                     6,020,068
               Mail-Well I Corp                                Ba3        BB
  2,874,496    Term Loan, maturing February 22, 2007                                 2,740,352
               Primedia, Inc.                                   B1       BB-
  4,000,000    Term Loan, maturing June 30, 2009                                     3,530,000
               Transwestern Publishing                         Ba3        B+
  2,992,500    Term Loan, maturing June 30, 2007                                     2,996,863
               Vertis, Inc.                                     B1       BB-
  3,944,329    Term Loan, maturing December 7, 2008                                  3,362,540
               Von Hoffman Press, Inc.                          B1        B+
  3,194,658    Term Loan, maturing May 22, 2004                                      3,106,805
 10,387,509    Term Loan, maturing May 22, 2005                                     10,101,853
               Ziff-Davis Media, Inc.                          Ba3       CCC
  1,716,346    Term Loan, maturing March 31, 2007                                    1,247,569
                                                                                --------------
                                                                                    62,021,369
                                                                                --------------
Radio and Television Broadcasting: 3.4%

               Benedek Broadcasting Corp.                       B2        CC
  7,000,000    Term Loan, maturing November 20, 2007                                 6,238,750
               Citadel Broadcasting                            Ba2        B+
  4,500,000    Term Loan, maturing April 2, 2009                                     4,474,688
               Emmis Communications Corp.                      Ba2        B+
 15,862,941    Term Loan, maturing August 30, 2009                                  15,823,284
               Gray Communications Systems                     Ba3        B+
  2,000,000    Term Loan, maturing September 30, 2009                                1,975,626

                            Pilgrim Prime Rate Trust

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS as of November 30, 2001 (Unaudited)
--------------------------------------------------------------------------------

                                                                 Bank Loan
 Principal                                                        Ratings+
   Amount      Borrower/Tranche Description                   Moody's    S&P        Value
----------------------------------------------------------------------------------------------
Radio and Television Broadcasting (continued)

               Paxson Communications Corp                      Ba3        BB
$ 4,987,500    Term Loan, maturing June 30, 2006                                $    4,999,969
               Pegasus Media & Communications, Inc.             B1        B+
  5,960,000    Term Loan, maturing April 30, 2005                                    5,691,800
               Sinclair Broadcasting Group                     Ba2       BB-
  5,000,000    Term Loan, maturing December 31, 2009                                 4,993,750
               Susquehanna Media Company                       Ba1       BB-
  2,500,000    Term Loan, maturing June 30, 2008                                     2,487,500
               Telemundo Group, Inc.                            B1        B+
  2,000,000    Term Loan, maturing June 1, 2008                                      2,001,250
                                                                                --------------
                                                                                    48,686,617
                                                                                --------------
Retail Stores: 3.9%

               Advance Stores Co.                              Ba3        B+
  5,000,000    Term Loan, maturing April 15, 2006                                    4,962,500
               CSK Auto, Inc.                                  Ba3       BB-
  6,144,940    Term Loan, maturing October 31, 2003                                  6,068,128
  5,414,244    Term Loan, maturing October 31, 2003                                  5,346,566
               Murray's Discount Auto Stores, Inc.              NR        NR
 11,018,138    Term Loan, maturing June 30, 2003                                    10,724,122
               Peebles, Inc.                                    NR        NR
    981,234    Term Loan, maturing April 30, 2003                                      973,739
  9,564,423    Term Loan, maturing April 30, 2004                                    9,474,165
               Rite Aid Funding LLC                             B1       BB-
 17,000,000    Term Loan, maturing July 31, 2005                                    16,872,500
               Travel Centers of America, Inc.                 Ba3        BB
  2,500,000    Term Loan, maturing November 14, 2008                                 2,495,833
                                                                                --------------
                                                                                    56,917,553
                                                                                --------------
Telecommunication Equipment: 2.9%

               American Tower LP                                B1       BB-
 11,916,667    Term Loan, maturing June 30, 2007                                    11,078,246
               Crown Castle International Company              Ba3       BB-
  8,500,000    Term Loan, maturing March 18, 2008                                    8,262,527
               Pinnacle Towers, Inc.                            B2       CCC+
 12,086,558    Term Loan, maturing June 30, 2007                                    10,092,276
               Spectrasite Communications                       B1        B+
  8,500,000    Term Loan, maturing February 22, 2008                                 7,369,500
               Tripoint Global Communications, Inc.             NR        NR
  5,806,672    Term Loan, maturing May 28, 2006                                      5,734,089
                                                                                --------------
                                                                                    42,536,638
                                                                                --------------

                            Pilgrim Prime Rate Trust

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS as of November 30, 2001 (Unaudited)
--------------------------------------------------------------------------------

                                                                 Bank Loan
 Principal                                                        Ratings+
   Amount      Borrower/Tranche Description                   Moody's    S&P        Value
----------------------------------------------------------------------------------------------
Textiles and Leather: 2.4%

               Accessory Network Group, Inc.                    NR        NR
$ 8,240,246    Term Loan, maturing August 13, 2005                              $    6,594,875
               Galey & Lord, Inc.                              Caa2       B
  4,648,522    Term Loan, maturing March 23, 2005                                    3,317,883
  3,297,599    Term Loan, maturing March 23, 2006                                    2,353,661
               Humphrey's, Inc.(2)                              NR        NR
  6,024,372    Term Loan, maturing November 15, 2003(3)                                 24,700
               Levi Strauss & Co                               Ba3       BB+
    178,571    Revolving Loan, maturing August 29, 2003                                163,839
  3,163,340    Term Loan, maturing August 29, 2003                                   3,009,127
               Malden Mills Industries, Inc.(2)                 NR        NR
  9,340,635    Term Loan, maturing October 28, 2006(3)                               5,137,349
               Polymer Group                                    B3        B-
  4,779,769    Term Loan, maturing December 20, 2005                                 4,062,804
  3,000,000    Term Loan, maturing December 20, 2006                                 2,529,000
               Scovill Fasteners, Inc.                         Caa3      CCC-
  4,107,143    Term Loan, maturing November 26, 2003                                 4,025,000
               Targus Group International, Inc.                Ba3       BB-
  3,458,694    Term Loan, maturing December 20, 2006                                 3,363,580
               William Carter Company                          Ba3       BB-
  1,000,000    Term Loan, maturing August 15, 2008                                   1,006,250
                                                                                --------------
                                                                                    35,588,068
                                                                                --------------
               Total Senior Loans -- 119.1%
               (cost $1,909,212,132)                                             1,729,087,256
                                                                                --------------

                            Pilgrim Prime Rate Trust

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS as of November 30, 2001 (Unaudited)
--------------------------------------------------------------------------------

Other Corporate Debt

                                                                 Bank Loan
 Principal                                                        Ratings+
   Amount      Borrower/Tranche Description                   Moody's    S&P        Value
----------------------------------------------------------------------------------------------
Automobile: 0.3%

               Capital Tool & Design Ltd.                      NR        NR
$ 6,000,000    Subordinated Note, maturing July 26, 2003(3)                     $    4,800,000
                                                                                --------------
                                                                                     4,800,000
                                                                                --------------
Finance: 0.7%

               Value Asset Management, Inc.                    B2        NR
 10,000,000    Sr. Sub Bridge, maturing August 31, 2005                              9,925,000
                                                                                --------------
                                                                                     9,925,000
                                                                                --------------
Healthcare, Education and Childcare: 0.0%

               Vision Twenty-One                               NR        NR
    368,022    Convertible Note, maturing October 31, 2003                                  37
                                                                                --------------
                                                                                            37
                                                                                --------------
Home and Office Furnishings, Housewares, and Durable Consumer Products: 0.0%

               MP Holdings, Inc.                                NR        NR
     64,527    Subordinated Note, maturing March 14, 2007                               61,301
                                                                                --------------
                                                                                        61,301
                                                                                --------------
Oil and Gas: 0.5%

               Premcor Refining, Inc.                          Ba3       BB-
  9,000,000    Floating Rate Note, maturing November 15, 2004                        7,143,750
                                                                                --------------
                                                                                     7,143,750
                                                                                --------------
Personal & Nondurable Consumer Products: 0.2%

               AM Cosmetics Corp.                               NR        NR
  3,127,215    Subordinated Note, maturing May 30, 2007                                     --
               Paint Sundry Brands LLC                          B2        B+
  2,875,000    Subordinated Note, maturing August 11, 2008                           2,371,875
                                                                                --------------
                                                                                     2,371,875
                                                                                --------------
Textiles and Leather: 0.1%

               Tartan Textile Services                          NR        NR
  1,332,583    Subordinated Note, maturing April 1, 2011                             1,265,954
                                                                                --------------
                                                                                     1,265,954
                                                                                --------------
               Total Other Corporate Debt: 1.8%
               (Cost $29,213,753)                                                   25,567,917
                                                                                --------------

                            Pilgrim Prime Rate Trust

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS as of November 30, 2001 (Unaudited)
--------------------------------------------------------------------------------

Common Stock

  Shares                                                                            Value
-----------                                                                     --------------
               Aerospace and Defense: 0.0%
     11,130    Stellex Aerostructures, Inc.@(R)                                 $      275,767
                                                                                --------------
               Automobile: 0.7%
    212,171    Breed Technology@(R)                                                  2,989,489
    660,808    Safelite Glass Corporation@(R)                                        6,528,783
     44,605    Safelite Realty@(R)                                                           1
                                                                                --------------
                                                                                     9,518,273
                                                                                --------------
               Diversified/Conglomerate Services: 0.0%
     60,056    Staff Leasing, Inc.@                                                    102,095
                                                                                --------------
               Electronics: 0.1%
    350,059    Decision One Corporation@(R)                                          1,501,753
                                                                                --------------
               Healthcare, Education and Childcare: 0.3%
    190,605    Genesis Health Ventures@                                              3,945,524
                                                                                --------------
               Home and Office Furnishings: 0.1%
     80,400    American Blind and Wallpaper, Inc.@(R)                                      804
    300,141    Imperial Home Decor Group@(R)                                         1,654,378
    300,141    IHDG Realty@(R)                                                               1
        590    MP Holdings, Inc.@(R)                                                         6
     17,582    Soho Publishing@(R)                                                         176
                                                                                --------------
                                                                                     1,655,365
                                                                                --------------
               Machinery: 0.1%
    481,373    Morris Material Handling@(R)                                          1,771,453
                                                                                --------------
               Other Telecommunications: 0.0%
      1,091    Pacific Coin, Inc.@(R)                                                        1
                                                                                --------------
               Personal and Nondurable Consumer Products: 0.0%
     37,197    AM Cosmetics Corp.@(R)                                                       --
                                                                                --------------
               Textiles and Leather: 0.0%
    127,306    Dan River, Inc. -- common@                                               72,564
                                                                                --------------
               Total Common Stocks: 1.3%
               (Cost $12,211,398)                                                   18,842,795
                                                                                --------------

                            Pilgrim Prime Rate Trust

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS as of November 30, 2001 (Unaudited)
--------------------------------------------------------------------------------

Other Securities

  Shares                                                                            Value
-----------                                                                     --------------
        415    AM Cosmetics, Series E-1 Preferred Stock, exchangable
               for common shares on a 1-for-1 basis@(R)                         $           --
                                                                                --------------
          1    Autotote Systems, Inc., Option representing 0.248% common
               shares issued and outstanding @(R)                                           --
                                                                                --------------
        N/A    Boston Chicken, Inc., residual interest in Boston Chicken
               Plan Trust@(R)(2)                                                     8,490,005
                                                                                --------------
     80,634    Capital Tool & Design, Warrants representing 19,000
               common shares@(R)                                                            --
                                                                                --------------
     10,000    Casden Properties Operation, 10,000 shares of Junior
               Cumulative Preferred Partnership Units(R)                               250,000
                                                                                --------------
     19,000    Covenant Care, Inc., Warrants representing 19,000
               common shares@(R)                                                            --
                                                                                --------------
      2,696    Electro Mechanical Solutions, Warrant representing 2,564
               common shares, expires September 29, 2002@(R)                                --
                                                                                --------------
      2,223    Genesis Health Ventures, Preferred Stock@                               238,972
                                                                                --------------
     19,397    Holmes Product Corporation, Warrants@(R)                                     --
                                                                                --------------
        430    Murray's Discount Auto Stores Inc., Warrants representing 5%
               fully diluted common stock@(R), expires January 22, 2007              3,485,757
                                                                                --------------
      4,000    New World Coffee Mahattan Bagel, Inc., Warrants@(R)                     125,440
                                                                                --------------
     48,930    Scientific Games Corp, Warrants representing Class B common
               stock, non-voting@(R)                                                   196,176
                                                                                --------------
     23,449    Tartan Textiles, Series D Preferred Stock(R)                          2,227,655
                                                                                --------------
     36,775    Tartan Textiles, Series E Preferred Stock(R)                          2,333,852
                                                                                --------------
       N/A     Crown Paper, Inc. -- Conversion rights representing
               Tembec common shares@(R)(2)                                           1,442,942
                                                                                --------------
    243,778    Vision Twenty-One, Warrants representing 243,778
               common shares@R                                                           2,438
                                                                                --------------
               Total Other Securities: 1.3%
               (Cost $16,151,223)                                                   18,793,237
                                                                                --------------

               Total Investments (Cost $1,966,788,506)(5)             123.5%    $1,792,291,205
               Liabilities in Excess of Cash and Other Assets--Net    (23.5%)     (340,856,058)
                                                                     ------     --------------
               Net Assets                                             100.0%    $1,451,435,147
                                                                     ======     ==============

                            Pilgrim Prime Rate Trust

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS as of November 30, 2001
--------------------------------------------------------------------------------

----------
@    Non-income producing security.
(R)  Restricted security.
* Senior loans, while exempt from registration under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. These senior loans bear interest (unless otherwise noted) at rates that float periodically at a margin above the Prime Rate of a U.S. bank specified in the credit agreement, LIBOR, the certificate of deposit rate, or in some cases another base lending rate.
DIP  Debor in Possession Loan
NR   Not Rated
+ Bank Loans rated below Baa by Moody's Investors Services, Inc. or BBB by Standard & Poor's Group are considered to be below investment grade.
(1) The borrower filed for protection under Chapter 7 of the U.S. Federal bankruptcy code.
(2) The borrower filed for protection under Chapter 11 of the U.S. Federal bankruptcy code.
(3)  Loan is on non-accrual basis.
(4) The borrower filed for protection under the Canadian Bankruptcy and Insolvency Act.
(5) For federal income tax purposes, the cost of investments is $1,962,349,506 and net unrealized depreciation consists of the following:

           Gross Unrealized Appreciation            $   18,324,985
           Gross Unrealized Depreciation              (188,383,286)
                                                    --------------
               Net Unrealized Depreciation          $ (170,058,301)
                                                    ==============

                            Pilgrim Prime Rate Trust

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES as of November 30, 2001 (Unaudited)
--------------------------------------------------------------------------------

ASSETS:
Investments in securities at value (Cost $1,966,788,506)                     $ 1,792,291,205
Receivables:
 Interest                                                                         10,820,794
 Other                                                                               142,926
Prepaid expenses                                                                     332,454
Prepaid arrangement fees on notes payable                                            341,754
                                                                             ---------------
   Total assets                                                                1,803,929,133
                                                                             ---------------
LIABILITIES:
Notes payable                                                                    348,000,000
Overdraft payable to custodian                                                       773,836
Deferred arrangement fees                                                            427,055
Accrued interest payable                                                             813,700
Accrued preferred shares dividend payable                                             84,055
Payable to affiliates                                                              1,556,814
Accrued expenses                                                                     838,526
                                                                             ---------------
   Total liabilities                                                             352,493,986
                                                                             ---------------
NET ASSETS                                                                   $ 1,451,435,147
                                                                             ===============
Net asset value per common share outstanding (net assets less preferred shares at liquidation value, divided by 136,972,914 common shares
 authorized and outstanding, no par value)                                   $          7.31
                                                                             ===============
Net Assets Consist of:
 Preferred shares, $25,000 stated value per share
   at liquidation value (18,000 shares authorized, issued and outstanding)   $   450,000,000
 Paid in capital                                                               1,287,956,481
 Undistributed net investment income (Note 1.H.)                                  11,335,045
 Accumulated net realized loss on investments                                   (123,359,078)
 Net unrealized depreciation of investments                                     (174,497,301)
                                                                             ---------------
   Net assets                                                                $ 1,451,435,147
                                                                             ===============

                 See Accompanying Notes to Financial Statements.

                            Pilgrim Prime Rate Trust

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS for the Nine Months Ended November 30, 2001 (Unaudited)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
Interest                                                          $ 109,486,062
Arrangement fees earned                                               1,391,044
Dividends                                                                16,508
Other                                                                 2,010,462
                                                                  -------------
 Total investment income                                            112,904,076
                                                                  -------------
EXPENSES:
Interest                                                             12,881,084
Investment management fees                                           11,409,970
Administration fees                                                   3,565,615
Preferred shares -- dividend disbursing agent fees                      888,734
Transfer agent and registrar fees                                       353,413
Custodian fees                                                          370,620
Shareholder reporting fees                                              258,821
Professional fees                                                       300,089
Revolving credit facility fees                                          202,047
Registration fees                                                       118,078
Fund accounting and pricing fees                                        202,849
Miscellaneous fees                                                       48,454
Trustees' fees                                                           43,865
Insurance expense                                                        31,473
                                                                  -------------
 Total expenses                                                      30,675,112
                                                                  -------------
   Net investment income                                             82,228,964
                                                                  -------------
REALIZED AND UNREALIZED LOSS FROM INVESTMENTS:
Net realized loss on investments                                    (46,744,513)
Net change in unrealized depreciation of investments                (60,723,428)
                                                                  -------------
 Net loss on investments                                           (107,467,941)
                                                                  -------------
   Net decrease in net assets resulting from operations           $ (25,238,977)
                                                                  =============

                 See Accompanying Notes to Financial Statements.

                            Pilgrim Prime Rate Trust

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                          Nine Months         Year Ended
                                                       Ended November 30,    February 28,
                                                        2001 (Unaudited)         2001
                                                        ---------------     ---------------
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income                                   $    82,228,964     $   121,538,218
Net realized loss on investments                            (46,744,513)         (4,909,435)
Change in unrealized depreciation
 of investments                                             (60,723,428)       (101,823,007)
                                                        ---------------     ---------------
 Net increase (decrease) in net assets resulting
   from operations                                          (25,238,977)         14,805,776
                                                        ---------------     ---------------
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income:
Common shares                                               (68,469,942)       (117,654,573)
Preferred shares                                            (13,109,025)         (8,783,182)
                                                        ---------------     ---------------
Decrease in net assets from distributions to
 shareholders                                               (81,578,967)       (126,437,755)
                                                        ---------------     ---------------
CAPITAL SHARE TRANSACTIONS:
Value of distributions reinvested                               919,219           5,733,515
Proceeds from shares sold in connection with
 shelf offerings                                                 87,513           1,236,107
Net proceeds from sales of preferred shares                          --         444,755,346
Cost incurred in offering of preferred shares                  (185,738)                 --
                                                        ---------------     ---------------
 Net increase in net assets from capital share
   transactions                                                 820,994         451,724,968
                                                        ---------------     ---------------
 Net increase (decrease) in net assets                     (105,996,950)        340,092,989
NET ASSETS:
Beginning of period                                       1,557,432,097       1,217,339,108
                                                        ---------------     ---------------
End of period (including undistributed net investment
 income of $11,335,045 and $7,032,048, respectively)    $ 1,451,435,147     $ 1,557,432,097
                                                        ===============     ===============
SUMMARY OF COMMON SHARE TRANSACTIONS:
Shares issued in payment of distributions from net
 investment income                                              114,904             666,982
Shares sold in connection with shelf offerings                   10,939             143,928
                                                        ---------------     ---------------
 Net increase in common shares outstanding                      125,843             810,910
                                                        ===============     ===============
SUMMARY OF PREFERRED SHARES SOLD:
 Series M                                                            --               3,600
 Series T                                                            --               3,600
 Series W                                                            --               3,600
 Series Th                                                           --               3,600
 Series F                                                            --               3,600
                                                        ---------------     ---------------
 Total preferred shares sold                                         --              18,000
                                                        ===============     ===============

                 See Accompanying Notes to Financial Statements.

                            Pilgrim Prime Rate Trust

--------------------------------------------------------------------------------
STATEMENT OF CASH FLOWS for the Nine Months Ended November 30, 2001 (Unaudited)
--------------------------------------------------------------------------------

INCREASE (DECREASE) in Cash
Cash Flows From Operating Activities:
 Interest received                                                $ 114,020,273
 Dividends received                                                      16,508
 Facility fees paid                                                    (112,661)
 Arrangement fee received                                               770,128
 Other income received                                                1,927,186
 Interest paid                                                      (14,398,813)
 Other operating expenses paid                                      (19,013,110)
 Purchases of portfolio securities                                 (839,198,572)
 Proceeds from disposition of portfolio securities                  995,571,974
                                                                  -------------
   Net cash provided by operating activities                        239,582,913
                                                                  -------------
Cash Flows From Financing Activities:
 Dividends paid                                                     (67,550,723)
 Cost incurred in offering of preferred shares                         (185,738)
 Overdraft financing                                                    773,836
 Dividends paid to preferred shareholders                           (13,193,080)
 Proceeds from common shares shelf offerings                             87,513
 Loan repayment                                                    (162,000,000)
                                                                  -------------
   Net cash used by financing activities                           (242,068,192)
                                                                  -------------
 Net change in cash                                                  (2,485,279)
 Cash at beginning of period                                          2,485,279
                                                                  -------------
 Cash at end of period                                            $          --
                                                                  =============
Reconciliation Of Net Decrease In Net Assets Resulting
 From Operations To Net Cash Provided By Operating Activities:
Net decrease in net assets resulting from operations              $ (25,238,977)
                                                                  -------------
Adjustments to reconcile net decrease in net assets resulting from operations to net cash provided by operating activities:
 Decrease in investments in securities                              260,198,363
 Decrease in interest receivable                                      7,293,211
 Increase in other assets                                               (83,276)
 Decrease in prepaid arrangement fees on notes payable                   89,386
 Decrease in prepaid expenses                                            58,105
 Decrease in deferred arrangement fees                                 (620,916)
 Decrease in accrued interest payable                                (1,517,729)
 Decrease in payable to affiliates                                      (62,859)
 Decrease in accrued expenses                                          (532,395)
                                                                  -------------
 Total adjustments                                                  264,821,890
                                                                  -------------
   Net cash provided by operating activities                      $ 239,582,913
                                                                  =============

                 See Accompanying Notes to Financial Statements.

                            Pilgrim Prime Rate Trust

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

For a common share outstanding throughout the period

                                              Nine Months
                                           Ended November 30,    Years Ended February 28 or February 29,
                                           ------------------   -------------------------------------------
                                                 2001              2001            2000           1999(8)
                                              -----------       -----------     -----------     -----------
                                              (Unaudited)
Per Share Operating Performance
Net asset value, beginning of
 period                                       $      8.09       $      8.95     $      9.24     $      9.34
Net investment income                                0.58              0.88            0.79            0.79
Net realized and unrealized gain (loss) on
 investments                                        (0.76)            (0.78)          (0.30)          (0.10)
                                              -----------       -----------     -----------     -----------
Increase (decrease) in net asset value from
 investment operations                              (0.18)             0.10            0.49            0.69
Distributions to Common
 Shareholders from net
 investment income                                  (0.50)            (0.86)          (0.78)          (0.82)
Distribution to Preferred Shareholders              (0.10)            (0.06)             --              --
Increase in net asset value from share of-
 ferings                                               --                --              --            0.03
Reduction in net asset value from rights
 offering                                              --                --              --              --
Increase in net asset value from
 repurchase of capital stock                           --                --              --              --
Reduction in net asset value from
 Preferred Shares offerings                            --             (0.04)             --              --
                                              -----------       -----------     -----------     -----------
Net asset value, end of period                $      7.31       $      8.09     $      8.95     $      9.24
                                              ===========       ===========     ===========     ===========
Closing market price at end of
 period                                       $      6.59       $      8.12     $      8.25     $      9.56
Total Return(3)
Total investment return at closing
 market price(4)                                   (13.24)%            9.10%          (5.88)%          1.11%
Total investment return at net asset
 value(5)                                           (3.34)%            0.19%           5.67%           7.86%
Ratios/Supplemental Data
Net Assets, end of period (000's)             $ 1,451,435       $ 1,557,432              --              --
Net assets attributed to common shares
 end of period (000's)                        $ 1,001,435       $ 1,107,432     $ 1,217,339     $ 1,202,565
Preferred Rate Shares
 Aggregate amount outstanding
 (000's)                                      $   450,000       $   450,000              --              --
Liquidation and market value
 Per Share                                    $    25,000       $    25,000              --              --
Asset coverage Per Share**                            225%              215%             --              --
Average borrowings (000's)                    $   389,345       $   450,197     $   524,019     $   490,978
Ratios to average net assets including pre-
 ferred*
 Expenses (before interest and other fees
  related to revolving credit facility)              1.55%(1)          1.62%             --              --
 Expenses                                            2.71%(1)          3.97%             --              --
 Net investment income                               7.26%(1)(A)       9.28%             --              --
Ratios to average net assets plus borrow-
 ing applicable to
 common shares*
 Expenses (before interest and other fees
  related to revolving credit facility)              1.62%(1)          1.31%           1.00%(9)        1.05%(9)
 Expenses                                            2.83%(1)          3.21%           2.79%(9)        2.86%(9)
 Net investment income                               7.57%(1)(B)       7.50%           6.12%           6.00%
Ratios to average net assets applicable to
 common shares*
 Expenses (before interest and other fees
  related to revolving credit facility)              2.22%(1)          1.81%           1.43%(9)        1.50%(9)
 Expenses                                            3.86%(1)          4.45%           4.00%(9)        4.10%(9)
 Net investment income                              10.37%(1)(C)      10.39%           8.77%           8.60%
 Portfolio turnover rate                               45%               46%             71%             68%
 Shares outstanding at end of
  period (000's)                                  136,973           136,847         136,036         130,206

                                                        Years Ended February 28 or February 29,
                                              -----------------------------------------------------------
                                                1998(8)         1997(8)         1996(7)          1995
                                              -----------     -----------     -----------     -----------

Per Share Operating Performance
Net asset value, beginning of
 period                                       $      9.45     $      9.61     $      9.66     $     10.02
Net investment income                                0.87            0.82            0.89            0.74
Net realized and unrealized gain (loss) on
 investments                                        (0.13)          (0.02)          (0.08)           0.07
                                              -----------     -----------     -----------     -----------
Increase (decrease) in net asset value from
 investment operations                               0.74            0.80            0.81            0.81
Distributions to Common
 Shareholders from net
 investment income                                  (0.85)          (0.82)          (0.86)          (0.73)
Distribution to Preferred Shareholders                 --              --              --              --
Increase in net asset value from share of-
 ferings                                               --              --              --              --
Reduction in net asset value from rights
 offering                                              --           (0.14)             --           (0.44)
Increase in net asset value from
 repurchase of capital stock                           --              --              --              --
Reduction in net asset value from
 Preferred Shares offerings                            --              --              --              --
                                              -----------     -----------     -----------     -----------
Net asset value, end of period                $      9.34     $      9.45     $      9.61     $      9.66
                                              ===========     ===========     ===========     ===========
Closing market price at end of
 period                                       $     10.31     $     10.00     $      9.50     $      8.75
Total Return(3)
Total investment return at closing
 market price(4)                                    12.70%          15.04%(6)       19.19%           3.27%(6)
Total investment return at net asset
 value(5)                                            8.01%           8.06%(6)        9.21%           5.24%(6)
Ratios/Supplemental Data
Net Assets, end of period (000's)                      --              --              --              --
Net assets attributed to common shares
 end of period (000's)                        $ 1,034,403     $ 1,031,089     $   862,938     $   867,083
Preferred Rate Shares
 Aggregate amount outstanding
 (000's)                                               --              --              --              --
Liquidation and market value
 Per Share                                             --              --              --              --
Asset coverage Per Share**                             --              --              --              --
Average borrowings (000's)                    $   346,110     $   131,773     $        --     $        --
Ratios to average net assets including pre-
 ferred*
 Expenses (before interest and other fees
  related to revolving credit facility)                --              --              --              --
 Expenses                                              --              --              --              --
 Net investment income                                 --              --              --              --
Ratios to average net assets plus borrow-
 ing applicable to
 common shares*
 Expenses (before interest and other fees
  related to revolving credit facility)              1.04%           1.13%             --              --
 Expenses                                            2.65%           1.92%             --              --
 Net investment income                               6.91%           7.59%             --              --
Ratios to average net assets applicable to
 common shares*
 Expenses (before interest and other fees
  related to revolving credit facility)              1.39%           1.29%             --              --
 Expenses                                            3.54%           2.20%           1.23%           1.30%
 Net investment income                               9.23%           8.67%           9.23%           7.59%
 Portfolio turnover rate                               90%             82%             88%            108%
 Shares outstanding at end of
  period (000's)                                  110,764         109,140          89,794          89,794

----------
(1)  Annualized.
(2) Prior to the waiver of expenses, the ratios of expenses to average net assets were 1.95% (annualized), 1.48% and 1.44% for the period from May 12, 1988 to February 28, 1989, and for the fiscal years ended February 28, 1990 and February 29, 1992, respectively, and the ratios of net investment income to average net assets were 8.91% (annualized), 10.30% and 7.60% for the period from May 12, 1988 to February 28, 1989, and for the fiscal years ended February 28, 1990 and February 29, 1992, respectively.
(3)  Total return calculations are attributable to common shareholders.
(4) Total investment return measures the change in the market value of your investment assuming reinvestment of dividends and capital gain distributions, if any, in accordance with the provisions of the dividend reinvestment plan. On March 9, 1992, the shares of the Trust were initially listed for trading on the New York Stock Exchange. Accordingly, the total investment return for the year ended February 28, 1993, covers only the period from March 9, 1992, to February 28, 1993. Total investment return for periods prior to the year ended February 28, 1993, are not presented since market values for the Trust's shares were not available. Total returns for less than one year are not annualized.
(5) Total investment return at net asset value has been calculated assuming a purchase at net asset value at the beginning of each period and a sale at net asset value at the end of each period and assumes reinvestment of dividends and capital gain distributions in accordance with the provisions of the dividend reinvestment plan. This calculation differs from total investment return because it excludes the effects of changes in the market values of the Trust's shares. Total returns for less than one year are not annualized.
(6) Calculation of total return excludes the effects of the per share dilution resulting from the rights offering as the total account value of a fully subscribed shareholder was minimally impacted.

                            Pilgrim Prime Rate Trust

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (Continued)
--------------------------------------------------------------------------------

                                 Years Ended February 28 or February 29,
-------------------------------------------------------------------------------------------------------
    1994              1993              1992              1991              1990              1989
-------------     -------------     -------------     -------------     -------------     -------------
$       10.05     $        9.96     $        9.97     $       10.00     $       10.00     $       10.00
         0.60              0.60              0.76              0.98              1.06              0.72

        (0.05)             0.01             (0.02)            (0.05)               --                --
-------------     -------------     -------------     -------------     -------------     -------------

         0.55              0.61              0.74              0.93              1.06              0.72


        (0.60)            (0.57)            (0.75)            (0.96)            (1.06)            (0.72)
           --                --                --                --                --                --

           --                --                --                --                --                --

           --                --                --                --                --                --

         0.02              0.05                --                --                --                --

           --                --                --                --                --                --
-------------     -------------     -------------     -------------     -------------     -------------
$       10.02     $       10.05     $        9.96     $        9.97     $       10.00     $       10.00
=============     =============     =============     =============     =============     =============

$        9.25     $        9.13                --                --                --                --


         8.06%            10.89%               --                --                --                --

         6.28%             7.29%             7.71%             9.74%            11.13%             7.35%

$     719,979     $     738,810     $     874,104     $   1,158,224     $   1,036,470     $     252,998

$          --     $          --     $          --     $          --     $          --     $          --


           --                --                --                --                --                --

           --                --                --                --                --                --
           --                --                --                --                --                --
           --                --                --                --                --                --


           --                --                --                --                --                --
           --                --                --                --                --                --
           --                --                --                --                --                --


           --                --                --                --                --                --
           --                --                --                --                --                --
           --                --                --                --                --                --

           --                --                --                --                --                --
         1.31%             1.42%             1.42%(2)          1.38%             1.46%(2)          1.18%(1)(2)
         6.04%             5.88%             7.62%(2)          9.71%            10.32%(2)          9.68%(1)(2)
           87%               81%               53%               55%              100%               49%(1)

       71,835            73,544            87,782           116,022           103,660            25,294

----------
(7) Pilgrim Investments, Inc., the Trust's investment manager, acquired certain assets of Pilgrim Management Corporation, the Trust's former investment manager, in a transaction that closed on April 7, 1995.
(8) The Manager agreed to reduce its fee for a period of three years from the Expiration Date of the November 12, 1996 Rights Offering to 0.60% of the average daily net assets, plus the proceeds of any outstanding borrowings, over $1.15 billion.
(9)  Calculated on total expenses before impact of earnings credits.
* Ratios do not reflect the effect of dividend payments to Preferred Shareholders but do include ongoing related expenses; income ratios reflect income earned on assets attributable to preferred shares.
** Asset coverage represents the total assets available for settlement of Preferred Stockholder's interest and notes payables in relation to the Preferred Shareholder interest and notes payable balance outstanding. The Preferred Shares were first offered November 2, 2000.
(A) Had the Trust not amortized premiums and accreted discounts, the ratio of net investment income to average net assets including preferred shares would have been 7.02% for nine months ended November 30, 2001.
(B) Had the Trust not amortized premiums and accreted discounts, the ratio of net investment income to average net assets plus borrowings applicable to common shares would have been 7.31% for the nine months ended November 30, 2001.
(C) Had the Trust not amortized premiums and accreted discounts, the ratio of net investment income to average net assets applicable to common shares would have been 10.01% for the nine months ended November 30, 2001.

                            Pilgrim Prime Rate Trust

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS as of November 30, 2001 (Unaudited)
--------------------------------------------------------------------------------

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

Pilgrim Prime Rate Trust (the "Trust"), is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end, investment management company. The Trust invests in senior loans which are exempt from registration under the Securities Act of 1933 (the "`33 Act") but contain certain restrictions on resale and cannot be sold publicly. These loans bear interest (unless otherwise noted) at rates that float periodically at a margin above the Prime Rate of a U.S. bank specified in the credit agreement, the London Inter-Bank Offered Rate ("LIBOR"), the certificate of deposit rate, or in some cases another base lending rate. The following is a summary of the significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A. Senior Loan and Other Security Valuation. Loans are normally valued at the mean of the means of one or more bid and asked quotations obtained from a pricing service or other sources believed to be reliable. Loans for which reliable quotations are not available may be valued with reference to another loan or a group of loans for which quotations are more readily available and whose characteristics are comparable to the loan being valued. Under this approach, the comparable loan or loans serve as a "proxy" for changes in value. The Trust has engaged an independent pricing service to provide quotations from dealers in loans and to calculate values under the "proxy" procedure described above. It is expected that most of the loans held by the Trust will be valued with reference to quotations from the independent pricing service or with reference to the "proxy" procedure described above.

     ING Pilgrim Investments, LLC ( the "Investment Manager") may believe that the price for a loan derived from market quotations or the "proxy" procedure described above is not reliable or accurate. Among other reasons, this may be the result of information about a particular loan or borrower known to the Investment Manager that the Investment Manager believes may not be known to the pricing service or reflected in a price quote. In this event, the loan is valued at fair value as determined in good faith under procedures established by the Trust's Board of Trustees and in accordance with the provisions of the 1940 Act. Under these procedures, fair value is determined by the Investment Manager and monitored by the Trust's Board of Trustees through its Valuation Committee. In fair valuing a loan, consideration is given to several factors, which may include, among others, the following: (i) the charactistics of and fundamental analytical data relating to the loan, including the cost, size, current interest rate, period until the next interest rate reset, maturity and base lending rate of the loan, the terms and conditions of the loan and any related agreements, and the position of the loan in the borrower's debt structure;
     (ii) the nature, adequacy and value of the collateral, including the Trust's rights, remedies and interests with respect to the collateral;
     (iii) the creditworthiness of the borrower and the cash flow coverage of outstanding principal and interest, based on an evaluation of its financial condition, financial statements and information about the borrower's business, cash flows, capital structure and future prospects; (iv) information relating to the market for the loan, including price quotations for, and trading in, the loan and interests in similar loans; (v) the reputation and financial condition of the agent for the loan and any intermediate participants in the loan; (vi) the borrower's management; and
     (vii) the general economic and market conditions affecting the fair value of the loan. Securities for which the primary market is a national securities exchange or the NASDAQ National Market System are stated at the last reported sale price on the day of valuation. Debt and equity securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the mean between the last reported bid and asked price. Securities other than senior loans for which reliable quotations are not readily available and all other assets will be valued at their respective fair values as determined in good faith by, or under procedures established by, the Board of Trustees of the Trust. Investments in securities maturing in less than

                            Pilgrim Prime Rate Trust

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS as of November 30, 2001 (Unaudited)
--------------------------------------------------------------------------------

     60 days from the date of acquisition are valued at amortized cost, which, when combined with accrued interest, approximates market value.

B. Federal Income Taxes. It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

     At February 28, 2001, the Trust had capital loss carryforwards for federal income tax purposes of approximately $76,611,257 which are scheduled to expire through February 28, 2009.

     The Board of Trustees intends to offset any future net capital gains with the capital loss carryforwards until each carryforward has been fully utilized or expires.

C. Security Transactions and Revenue Recognition. Loans are booked on a settlement date basis and security transactions are accounted for on trade date (date the order to buy or sell is executed). Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is recorded on an accrual basis at the then current interest rate of the loan. The accrual of interest on loans is discontinued when, in the opinion of management, there is an indication that the borrower may be unable to meet payments as they become due. Upon such discontinuance, all unpaid accrued interest is reversed. Cash collections on nonaccrual senior loans are generally applied as a reduction to the recorded investment of the loan. Senior loans are returned to accrual status only after all past due amounts have been received and the borrower has demonstrated sustained performance. For all loans acquired prior to March 1, 2001, arrangement fees, which represent non-refundable fees associated with the acquisition of loans, are deferred and recognized over the shorter of 2.5 years or the actual terms of the loan. For all loans, except revolving credit facilities, acquired subsequent to February 28, 2001, arrangement fees are treated as discounts and accreted as described in Note 1.H. Arrangement fees associated with revolving credit facilities acquired subsequent to February 28, 2001 are deferred and recognized over the shorter of 4 years or the actual term of the loan. No such fees are recognized on loans which have been placed on non-accrual status.

D. Distributions to Shareholders. The Trust records distributions to its shareholders on the ex-date. Distributions from income are declared by the Trust on a monthly basis. Distributions from capital gains, if any, are declared on an annual basis. The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America for items such as the treatment of short term capital gains. These "book/tax" differences are either considered temporary or permanent in nature. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassifications. Distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as distributions in excess of net investment income and/or realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as a tax return of capital. During the year ended February 28, 2001 the Trust reclassified $794,477 from paid in capital to accumulated net realized loss on investments, to reflect the treatment of permanent book/tax differences.

E. Dividend Reinvestments. Pursuant to the Shareholder Investment Program (formerly known as the Automatic Dividend Reinvestment Plan), DST Systems, Inc., the Plan Agent, purchases, from time to time, shares of beneficial interest of the Trust on the open market to satisfy dividend reinvestments. Such shares are purchased only when the closing sale or bid price plus commission is less than the net asset value per share of the stock on the valuation date. If the market price plus commissions is equal to or exceeds the net asset value, new shares are issued at the greater of (i) net asset value or (ii) the market price of the shares during the pricing period, minus a discount of 5%.

                            Pilgrim Prime Rate Trust

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS as of November 30, 2001 (Unaudited)
--------------------------------------------------------------------------------

F. Use of Estimates. Management of the Trust has made certain estimates and assumptions relating to the reporting of assets, liabilities, revenues, expenses and contingencies to prepare these financial statements in conformity with generally accepted accounting principles in the United States of America. Actual results could differ from these estimates.

G. Share Offerings. During the year ended February 28, 1999, the Trust began issuing shares under various shelf registration statements, whereby the net proceeds received by the Trust from share sales may not be less than the greater of (i) the NAV per share or (ii) 94% of the average daily market price over the relevant pricing period.

H. Change in Accounting Principle. In November 2000 the American Institute of Certified Public Accountants (the "AICPA") issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). Effective March 1, 2001, the Fund adopted the provisions of the Guide and began amortizing premiums and accreting discounts on debt securities. Prior to March 1, 2001, the Trust had not amortized premiums nor accreted discounts. The cumulative effect of this accounting change had no impact on total net assets of the Trust, but resulted in a $3,653,000 increase in the cost of securities and a corresponding $3,653,000 increase in net unrealized depreciation of investments, based on securities held by the Trust on March 1, 2001. The effect of this change during the nine months ended November 30, 2001, was to increase net investment income by $2,759,000, increase unrealized depreciation of investments by $786,000 and increase net realized loss on investments by $1,973,000.

NOTE 2 -- INVESTMENTS

For the nine months ended November 30, 2001, the cost of purchases and the proceeds from principal repayment and sales of investments, excluding short-term notes, totaled $839,198,572 and $995,571,974, respectively. At November 30, 2001, the Trust held senior loans valued at $1,729,087,256 representing 96.5% of its total investments. The market value of these assets is established as set forth in Note 1.

                            Pilgrim Prime Rate Trust

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS as of November 30, 2001 (Unaudited)
--------------------------------------------------------------------------------

The senior loans acquired by the Trust may take the form of a direct co-lending relationship with the corporate issuer, an assignment of a co-lender's interest in a loan, or a participation interest in a co-lender's interest in a loan. The lead lender in a typical corporate loan syndicate administers the loan and monitors collateral. In the event that the lead lender becomes insolvent, enters FDIC receivership or, if not FDIC insured, enters into bankruptcy, the Trust may incur certain costs and delays in realizing payment, or may suffer a loss of principal and/or interest. Additionally, certain situations may arise where the Trust acquires a participation in a co-lender's interest in a loan and the Trust does not have privity with or direct recourse against the corporate issuer. Accordingly, the Trust may incur additional credit risk as a participant because it must assume the risk of insolvency or bankruptcy of the co-lender from which the participation was acquired. Common and preferred stocks, and stock purchase warrants held in the portfolio were acquired in conjunction with senior loans held by the Trust. Certain of these stocks and warrants are restricted and may not be publicly sold without registration under the '33 Act, or without an exemption under the '33 Act. In some cases, these restrictions expire after a designated period of time after issuance of the stock or warrant. These restricted securities are valued at fair value as determined by the Board of Trustees by considering quality, dividend rate, and marketability of the securities compared to similar issues. In order to assist in the determination of fair value, the Trust will obtain quotes from dealers who periodically trade in such securities where such quotes are available. Dates of acquisition and cost or assigned basis of restricted securities are as follows:

                                                                 Date of        Cost or
                                                               Acquisition   Assigned Basis
                                                               -----------   --------------
American Blind and Wallpaper, Inc. -- Common                     01/12/99               --
AM Cosmetics Corp. -- Common                                     06/08/99      $   385,610
AM Cosmetics Corp. -- Preferred Stock                            06/02/99               --
Autotote Systems, Inc. -- Option                                 02/26/97               --
Boston Chicken--Residual interest in Boston Chicken Trust        12/26/00        8,619,050
Breed Technologies -- Common                                     12/27/00        3,343,665
Capital Tool & Design -- Warrants                                07/26/96               --
Casden Properties Operation -- Preferred Partnership Units       12/31/98               --
Covenant Care, Inc. -- Warrants                                  12/22/95               --
Decision One Corporation -- Common                               06/16/00               --
Electro Mechanical Solutions -- Warrants                         06/20/00               --
Holmes Product Corporation -- Warrants                           10/24/01               --
Imperial Home Decor Group -- Common                              05/02/01        1,654,378
IHDG Realty -- Common                                            05/02/01                1
Morris Material Handling -- Common                               01/10/01        3,009,059
MP Holdings, Inc. -- Common                                      03/14/01                6
New World Coffee Manhattan Bagel, Inc. -- Warrants               09/27/01               --
Murray's Discount Auto Stores, Inc. -- Warrants                  02/16/99               --
Pacific Coin -- Common                                           07/09/01                1
Safelite Glass Corporation                                       09/12/00               --
Safelite Realty                                                  09/12/00               --
Stellex Aerostructures, Inc. -- Common                           10/17/01          275,767
Scientific Games Corp. -- Common                                 05/11/01               --
Soho Publishing, Inc. -- Common                                  03/14/01              176
Tartan Textiles, Series D Preferred Stock                        07/17/01        2,227,655
Tartan Textiles, Series E Preferred Stock                        07/17/01        2,333,852
Crown Paper, Inc. -- Conversion rights representing
 Tembec Common Shares                                            01/10/01        1,442,942
Vision Twenty-One -- Warrants                                    11/28/00               --
                                                                               -----------
Total restricted securities excluding senior loans (market value
 of $36,018,266 was 2.5% of net assets at November 30, 2001)                   $23,292,162
                                                                               ===========

                            Pilgrim Prime Rate Trust

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS as of November 30, 2001 (Unaudited)
--------------------------------------------------------------------------------

NOTE 3 -- MANAGEMENT AND ADMINISTRATIVE SERVICES AGREEMENT

The Trust has entered into an Investment Management Agreement with the Investment Manager, a wholly-owned subsidiary of ING Pilgrim Group, LLC (the "Administrator"), to provide advisory and management services. The Investment Management Agreement compensates the Investment Manager with a fee, computed daily and payable monthly, at an annual rate of 0.80% of the Trust's average daily net assets plus borrowings ("Managed Assets").

The Trust has also entered into an Administration Agreement with the Administrator to provide administrative services and also to furnish facilities. The Administrator is compensated with a fee, computed daily and payable monthly, at an annual rate of 0.25% of the Trust's average daily net assets plus borrowings.

At November 30, 2001, the Trust had the following amounts recorded in payable to affiliates on the accompanying Statement of Assets and Liabilities:

       Accrued Investment       Accrued Administrative
         Management Fees                 Fees                    Total
         ---------------                 ----                    -----
           $1,186,354                  $370,460               $1,556,814

NOTE 4 -- COMMITMENTS

The Trust has entered into both a 364 day and a five year revolving credit agreement, collateralized by assets of the Trust, to borrow up to $550 million from a syndicate of major financial institutions maturing July 15, 2003. Borrowing rates under these agreements are based on a fixed spread over LIBOR, the federal funds rate, or a commercial paper based rate. Prepaid arrangement fees for any unborrowed amounts are amortized over the term of the agreements. The amount of borrowings outstanding at November 30, 2001, was $348 million, at a weighted average interest rate of 2.6%. The amount of borrowings represented 19.3% of net assets plus borrowings at November 30, 2001. Average borrowings for the the nine months ended November 30, 2001 were $389,345,455 and the average annualized interest rate was 4.4%.

As of November 30, 2001, the Trust had unfunded loan commitments pursuant to the terms of the following loan agreements:

Airgate PCS                                                          $ 4,170,684
Alliance Data Systems                                                  1,785,714
Aurora Foods                                                             171,429
Coinmach Laundry Corp.                                                 4,211,621
Doshi Diagnostic                                                       1,287,031
Express Scripts, Inc.                                                  3,092,006
Genesis Health Ventures Inc.                                           1,522,260
Insight Health                                                         5,000,000
Huntsman Corporation                                                     106,035
Key Energy Group, Inc.                                                 1,783,333
Lamar Advertising                                                      4,312,500
Levi Strauss & Co.                                                     4,815,641
Murray's Discount Auto Stores, Inc.                                    1,699,998
Packaging Corporation of America                                       2,753,594
Rail America, Inc.                                                       246,529
Resort at Summerlin                                                      110,247
Riverwood International                                                4,381,668
Six Flags                                                             10,000,000
Station Casinos                                                        7,636,244
Suiza Fluid Dairy Group LP                                             6,291,209
URS Corporation                                                        5,714,286
Western Wireless                                                       8,400,000
                                                                     -----------
                                                                     $79,492,029
                                                                     ===========

NOTE 5 -- RIGHTS AND OTHER OFFERINGS

On October 18, 1996, the Trust issued to its shareholders non-transferable rights which entitled the holders to subscribe for 18,122,963 shares of the Trust's common stock at the rate of one share of common stock for each five rights held. On November 12, 1996, the offering expired and was fully subscribed. The Trust issued 18,122,963 shares of its common stock to exercising rights holders at a subscription price of $9.09. Offering costs of $6,972,203 were charged against the offering proceeds.

                            Pilgrim Prime Rate Trust

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS as of November 30, 2001 (Unaudited)
--------------------------------------------------------------------------------

On December 27, 1994, the Trust issued to its shareholders transferable rights which entitled the holders to subscribe for 17,958,766 shares of the Trust's common stock at the rate of one share of common stock for each four rights held. On January 27, 1995, the offering expired and was fully subscribed. The Trust issued 17,958,766 shares of its common stock to exercising rights holders at a subscription price of $8.12. Offering costs of $4,470,955 were charged against the offering proceeds.

As of November 30, 2001, share offerings pursuant to shelf registrations were as follows:

           Registration             Shares                 Shares
               Date               Registered              Remaining
               ----               ----------              ---------
              6/11/98             15,000,000                     --
              6/19/98             10,000,000              9,730,800
              9/15/98             25,000,000             19,170,354
              3/04/99              5,000,000              3,241,645

On November 2, 2000, the Trust issued 3,600 shares each of Series M, Series W and Series F Auction Rate Cumulative Preferred Shares, $.01 Par Value, $25,000 liquidation preference, for a total issuance of $270 million. Also, on November 16, 2000, the Trust issued 3,600 shares of Series T and Series Th Auction Rate Cumulative Preferred Shares, $.01 Par Value, $25,000, liquidation preference, for a total issuance of $180 million. All such Preferred Shares were outstanding as of February 28, 2001. Costs associated with the offering of approximately $5,430,392 were charged against the proceeds received upon issuance. The Trust used the net proceeds of the offering to partially pay down the then existing indebtedness. The Trust may reborrow amounts in the future to increase its use of leverage which will be consistent with the limitations imposed by the Investment Company Act of 1940. Preferred Shares pay dividends based on a rate set at auctions, normally held every 7 days. In the most instances dividends are also payable every 7 days, on the first business day following the end of the rate period.

NOTE 6 -- CUSTODIAL AGREEMENT

State Street Bank, Kansas City ("SSBKC") serves as the Trust's custodian and recordkeeper. Custody fees paid to SSBKC are reduced by earnings credits based on the cash balances held by SSBKC for the Trust. There were no earnings credits for the nine months ended November 30, 2001.

NOTE 7 -- AFFILIATED TRANSACTIONS

During the nine months ended November 30, 2001, the Trust purchased and sold holdings in senior loans from/to affiliated funds managed by the Investment Manager at prices determined by the Investment Manager to represent market prices. The cost of purchased loans was $21,791,365 and the proceeds and cost of sold loans were $60,835,305 and $61,375,625, respectively, excluding any benefit to the Trust from the recognition of deferred arrangement fees.

NOTE 8 -- SUBORDINATED LOANS AND UNSECURED LOANS

The primary risk arising from investing in subordinated loans or in unsecured loans is the potential loss in the event of default by the issuer of the loans. The Trust may acquire a subordinated loan only if, at the time of acquisition, it acquires or holds a Senior Loan from the same borrower. The Trust will acquire unsecured loans only where the Investment Manager believes, at the time of acqusition, that the Trust would have the right to payment upon default that is not subordinate to any other creditor. The Trust may invest up to 5% of its total assets, measured at the time of investment, in subordinated loans and unsecured loans. As of November 30, 2001, the Trust held 2.4% of its total assets in subordinated loans and unsecured loans.

                            Pilgrim Prime Rate Trust

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS as of November 30, 2001 (Unaudited)
--------------------------------------------------------------------------------

NOTE 9 -- SUBSEQUENT EVENTS

Subsequent to November 30, 2001, the Trust paid to Common Shareholders the following dividends from net investment income:

   Per Share Amount      Declaration Date      Record Date      Payable Date
   ----------------      ----------------      -----------      ------------
        $0.043              11/30/2001          12/10/2001       12/24/2001
        $0.042              12/21/2001          12/31/2001       01/11/2002

Subsequent to November 30, 2001, the Trust paid to Preferred Shareholders the following dividends from net investment income:

                Total
Preferred     Per Share           Auction                  Record                  Payable
 Shares         Amount             Dates                    Dates                   Dates
 ------         ------             -----                    -----                   -----
Series M        $68.64      12/03/01 to 01/14/02     12/10/01 to 01/21/02     12/11/01 to 01/22/02
Series T        $68.00      12/04/01 to 01/15/02     12/11/01 to 01/22/02     12/12/01 to 01/23/02
Series W        $67.72      12/05/01 to 01/16/02     12/12/01 to 01/23/02     12/13/01 to 01/24/02
Series Th       $67.87      12/06/01 to 01/17/02     12/13/01 to 01/24/02     12/14/01 to 01/25/02
Series F        $64.67      12/07/01 to 01/18/02     12/14/01 to 01/25/02     12/17/01 to 01/28/02

            Management's Additional Operating Information (Unaudited)

APPROVAL OF CHANGES IN INVESTMENT POLICIES

At a Special Meeting of Trust Shareholders, held August 6, 1998, Shareholders approved changes in the Trust's fundamental investment policies which make available certain additional investment opportunities to the Trust, including
(i) investing in loans in any form of business entity, as long as the loans otherwise meet the Trust's requirements regarding the quality of loans in which it may invest; (ii) the treatment of lease participations as Senior Loans which would constitute part of the 80% of the Trust's assets normally invested in Senior Loans; (iii) investing in all types of hybrid loans that meet credit standards established by the Investment Manager constituting part of the 20% of the Trust's assets that may be invested in Other Investments; (iv) the ability to invest up to 5% of its total assets in both subordinated loans and unsecured loans which would constitute part of the 20% of the Trust's assets that may be invested in Other Investments.

Additionally, another policy change approved by the Board of Trustees of the Trust, which does not require shareholder approval, permits the Trust to accept guarantees and expanded forms of intangible assets as collateral, including copyrights, patent rights, franchise value, and trademarks. Another policy change approved by the Board, that does not require shareholder approval, provides that 80% of the Trust's gross assets, as opposed to 80% of its net assets, may normally be invested in Senior Loans.

The Trust's Manager considered the evolving nature of the syndicated loan market and the potential benefits to the Trust and its shareholders of revising the restriction to permit the Trust to invest in loans other than Senior Loans and the increase in the number of attractive investment opportunities available to the Trust due to the change.

REPURCHASE OF SECURITIES BY CLOSED-END COMPANIES

In accordance with Section 23(c) of the Investment Company Act of 1940, and Rule 23c-1 under the Investment Company Act of 1940, the Trust may from time to time purchase shares of beneficial interest of the Trust in the open market, in privately negotiated transactions and/or purchase shares to correct erroneous transactions.

SHAREHOLDER INVESTMENT PROGRAM

The Trust offers a Shareholder Investment Program (the "Program") which enables investors to conveniently add to their holdings at reduced costs. Should you desire further information concerning this Program, please contact the Shareholder Servicing Agent at (800) 992-0180.

INVESTMENT MANAGER

ING Pilgrim Investments, LLC
7337 E. Doubletree Ranch Road
Scottsdale, Arizona 85258-2034

ADMINISTRATOR

ING Pilgrim Group, LLC
7337 E. Doubletree Ranch Road
Scottsdale, Arizona 85258-2034
1-800-992-0180

INSTITUTIONAL INVESTORS AND ANALYSTS

Call Pilgrim Prime Rate Trust
1-800-336-3436, Extension 2217

DISTRIBUTOR

ING Pilgrim Securities, Inc.
7337 E. Doubletree Ranch Road
Scottsdale, Arizona 85258-2034
1-800-334-3444

TRANSFER AGENT

DST Systems, Inc.
P.O. Box 219368
Kansas City, Missouri 64141-9368

CUSTODIAN

State Street Bank and Trust Company
801 Pennsylvania Avenue
Kansas City, Missouri 64105

LEGAL COUNSEL

Dechert
1775 Eye Street, N.W.
Washington, D.C. 20006

INDEPENDENT AUDITORS

KPMG LLP
355 South Grand Avenue
Los Angeles, California 90071

WRITTEN REQUESTS

Please mail all account inquiries and other comments to:

Pilgrim Prime Rate Trust Account
c/o ING Pilgrim Group, LLC
7337 E. Doubletree Ranch Road
Scottsdale, Arizona 85258-2034

TOLL-FREE SHAREHOLDER INFORMATION

Call us from 9:00 a.m. to 7:00 p.m. Eastern time on any business day for account or other information, at 1-800-992-0180

A prospectus containing more complete information regarding the Trust, including charges and expenses, may be obtained by calling ING Pilgrim Securities, Inc., Distributor, at 1-800-334-3444. Please read the prospectus carefully before you invest or send money.

[LOGO] ING PILGRIM                                            PRT3Q113001-012302